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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Fund

(Exact name of registrant as specified in charter)

One SeaGate
Toledo, Ohio 43666
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUND One SeaGate Toledo, Ohio 43666	Christopher P. Harvey, Esq. WILMER CULTER PICKERING HALE AND DORR LLP 60 State Street Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (419) 249-2900

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1 — SCHEDULE OF INVESTMENTS
ITEM 2 — CONTROLS AND PROCEDURES
SIGNATURES
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
PORTFOLIO OF INVESTMENTS
N-Q EXHIBIT INDEX
Certification of David G. Van Hooser, Principal Executive Officer
Certification of Constance L. Sounders, Principal Financial Officer
Certification of David G. Van Hooser, Principal Executive Officer
Certification of Constance L. Sounders, Principal Financial Officer

ITEM 1 — SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in §§210.12-12 — 12-14 of Regulation S-X [17 CRF 210.12-12 — 12-14]:

Harbor Fund’s schedules of investments as of July 30, 2004 are included.

ITEM 2 — CONTROLS AND PROCEDURES

(a)	The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 — EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 27th day of September, 2004 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUND

By:	/s/ David G. Van Hooser

David G. Van Hooser
Chairman, President, Trustee
And Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President, Trustee and Chief Executive Officer	September 27, 2004

By:	/s/ Constance L. Souders Constance L. Souders	Vice President and Chief Financial Officer	September 27, 2004

QUARTERLY SCHEDULE OF
PORTFOLIO HOLDINGS

JULY 31, 2004

HARBOR FUND

DOMESTIC EQUITY

INTERNATIONAL EQUITY

FIXED INCOME

Harbor Domestic Equity Funds
Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.3%)

Household Durables	0.8
Household Products	1.1
Commercial Services & Supplies	1.4
Banks	1.5
Electronic Equipment & Instruments	1.6
Health Care Providers & Services	1.6
Health Care Equipment & Supplies	2.0
Insurance	2.1
Oil & Gas	2.1
Food & Drug Retailing	2.2
Hotels Restaurants & Leisure	2.3
Media	2.3
Multiline Retail	2.5
Personal Products	2.5
Internet Software & Services	2.6
Communications Equipment	3.0
Industrial Conglomerates	3.4
Internet & Catalog Retail	3.4
Energy Equipment & Services	5.2
Biotechnology	5.4
Specialty Retail	6.1
Computers & Peripherals	6.9
Semiconductor Equipment & Products	8.1
Pharmaceuticals	9.0
Software	9.3
Diversified Financials	10.3

COMMON STOCKS—98.7%

		Value
Shares		(000s)

BANKS—1.5%
1,121,100	Bank of America Corp.	$95,305

BIOTECHNOLOGY—5.4%
1,797,500	Amgen Inc.*	102,242
2,031,000	Genentech Inc.*	98,869
1,622,500	Gilead Sciences Inc.[1]*	104,878
1,659,700	MedImmune Inc.*	38,239

		344,228

COMMERCIAL SERVICES & SUPPLIES—1.4%
1,042,000	Apollo Group Inc. Cl. A*	87,059

COMMUNICATIONS EQUIPMENT—3.0%
9,184,400	Cisco Systems Inc.*	191,587

COMPUTERS & PERIPHERALS—6.9%
3,042,200	Apple Computer Inc.*	98,385
4,597,200	Dell Computer Corp.*	163,063
3,605,400	EMC Corp.*	39,551
1,216,000	International Business Machines Corp.	105,877
377,100	Lexmark International Inc. Cl. A*	33,373

		440,249

DIVERSIFIED FINANCIALS—10.3%
3,285,900	American Express Co.	165,116
1,407,600	Citigroup Inc.	62,061
856,300	Goldman Sachs Group Inc.	75,517
4,394,656	J.P. Morgan Chase & Co.	164,053
630,600	Lehman Brothers Holdings Inc.	44,205
1,783,100	Merrill Lynch & Co. Inc.	88,656
1,284,600	State Street Corp.[1]	54,994

		654,602

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
4,280,300	Agilent Technologies Inc.*	101,914

ENERGY EQUIPMENT & SERVICES—5.2%
2,740,400	BJ Services Co.*	136,088
2,500,100	Schlumberger Ltd.	160,806
578,700	Smith International Inc.*	33,727

		330,621

FOOD & DRUG RETAILING—2.2%
2,578,700	Kroger Co.*	40,743
1,207,900	Whole Foods Market Inc.[1]	99,434

		140,177

HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
589,000	Alcon Inc.*	45,117
1,139,000	Guidant Corp.	63,009
397,700	Medtronic Inc.	19,754

		127,880

HEALTH CARE PROVIDERS & SERVICES—1.6%
3,440,500	Caremark Rx Inc.*	104,935

HOTELS RESTAURANTS & LEISURE—2.3%
3,156,800	Starbucks Corp.[1]*	148,243

HOUSEHOLD DURABLES—0.8%
616,300	Harman International Industries Inc.	52,835

HOUSEHOLD PRODUCTS—1.1%
1,329,200	Procter & Gamble Co.	69,318

INDUSTRIAL CONGLOMERATES—3.4%
6,477,300	General Electric Co.	215,370

DOMESTIC EQUITY

Harbor Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

INSURANCE—2.1%
1,852,925	American International Group Inc.	$130,909

INTERNET & CATALOG RETAIL—3.4%
1,987,700	eBay Inc.*	155,697
2,200,600	IAC/ InterActiveCorp[1]*	60,076

		215,773

INTERNET SOFTWARE & SERVICES—2.6%
5,454,000	Yahoo! Inc.[1]*	167,983

MEDIA—2.3%
3,069,400	DIRECTV Group Inc.*	49,755
3,270,800	Univision Communications Inc. CI. A1*	94,755

		144,510

MULTILINE RETAIL—2.5%
1,565,500	Costco Wholesale Corp.	63,653
2,243,300	Target Corp.	97,808

		161,461

OIL & GAS—2.1%
1,511,500	Suncor Energy Inc.	43,803
470,620	Total SA Series B	91,329

		135,132

PERSONAL PRODUCTS—2.5%
2,184,900	Avon Products Inc.	93,973
1,495,900	Estee Lauder Cosmetics Inc. CI. A1	65,670

		159,643

PHARMACEUTICALS—9.0%
1,075,200	Allergan Inc.[1]	81,328
1,531,900	AstraZeneca plc ADR[1,2]	68,813
1,543,200	Eli Lilly & Co.	98,333
910,200	IVAX Corp.[1]*	21,708
1,811,000	Novartis AG ADR[2]	80,879
3,896,879	Pfizer Inc.	124,544
1,001,600	Roche Holdings Ltd. ADR[2]	99,037

		574,642

SEMICONDUCTOR EQUIPMENT & PRODUCTS—8.1%
6,620,700	Intel Corp.	161,413
3,529,200	Marvell Technology Group Ltd.[1]*	81,948
1,736,900	Maxim Integrated Products Inc.	83,545
3,028,000	National Semiconductor Corp.[1]*	51,930
6,341,800	Texas Instruments Inc.	135,271

		514,107

SOFTWARE—9.3%
845,200	Amdocs Ltd.[1]*	18,341
2,422,100	Electronic Arts Inc.[1]*	121,420
1,567,700	Mercury Interactive Corp.[1]*	57,315
8,227,400	Microsoft Corp.	234,152
2,410,400	SAP AG ADR[1,2]	96,440
1,446,800	Symantec Corp.[1]*	67,652

		595,320

SPECIALTY RETAIL—6.1%
2,628,500	Bed Bath & Beyond Inc.[1]*	93,023
2,079,000	Chico’s FAS Inc.[1]*	87,048
1,815,100	Lowe’s Cos. Inc.[1]	88,432
2,746,000	Tiffany & Co.[1]	98,170
634,000	Williams-Sonoma Inc.*	20,599

		387,272

TOTAL COMMON STOCKS (Cost $5,497,791)		6,291,075

SHORT-TERM INVESTMENTS—3.7%

Principal
Amount
(000s)

COMMERCIAL PAPER
General Electric Capital Corp.
$55,504	1.270%—08/02/2004	55,504

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
178,001,018	Prime Portfolio 1.28%	178,001

TOTAL SHORT-TERM INVESTMENTS (Cost $233,505)		233,505

TOTAL INVESTMENTS—102.4% (Cost $5,731,296)		6,524,580
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.4%)		(153,222)

TOTAL NET ASSETS—100.0%		$6,371,358

1	A portion or all of this security is out on loan at July 31, 2004.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.2%)

Multi-Utilities	0.2
Airlines	0.6
Pharmaceuticals	0.9
Internet Software & Services	1.0
Personal Products	1.0
Banks	1.1
Health Care Providers & Services	1.1
Trading Companies & Distributors	1.2
Media	1.3
Multiline Retail	1.9
Software	2.0
Computers & Peripherals	2.4
IT Consulting & Services	2.4
Textiles & Apparel	2.5
Auto Components	2.6
Hotels Restaurants & Leisure	2.7
Communications Equipment	4.5
Commercial Services & Supplies	5.6
Biotechnology	7.6
Diversified Financials	8.1
Electronic Equipment & Instruments	10.7
Specialty Retail	10.8
Semiconductor Equipment & Products	11.1
Energy Equipment & Services	14.5

COMMON STOCKS—97.8%

		Value
Shares		(000s)

AIRLINES—0.6%
18,300	SKYWEST Inc.	$259

AUTO COMPONENTS—2.6%
27,700	Dana Corp.	534
19,500	Gentex Corp.[1]	698

		1,232

BANKS—1.1%
11,800	Investors Financial Services Corp.[1]	539

BIOTECHNOLOGY—7.6%
2,900	Biogen Idec Inc.*	174
10,700	Cephalon Inc.[1]*	541
17,200	Gen-Probe Inc.*	644
14,800	Genzyme Corp.*	759
9,400	Gilead Sciences Inc.*	608
38,500	MedImmune Inc.*	887

		3,613

COMMERCIAL SERVICES & SUPPLIES—5.6%
32,100	Ceridian Corp.*	578
22,700	Certegy Inc.	861
10,600	Global Payments Inc.[1]	484
33,500	Monster Worldwide Inc.*	740

		2,663

COMMUNICATIONS EQUIPMENT—4.5%
17,600	ADTRAN Inc.	470
67,200	Andrew Corp.*	729
14,000	Avaya Inc.*	205
32,300	Juniper Networks Inc.[1]*	742

		2,146

COMPUTERS & PERIPHERALS—2.4%
33,300	Network Appliance Inc.*	643
30,600	NVIDIA Corp.*	471

		1,114

DIVERSIFIED FINANCIALS—8.1%
2,100	Chicago Mercantile Exchange Holdings Inc.[1]	264
20,450	Fair Isaac Corp.[1]	584
105,600	Instinet Group Inc.[1]*	472
25,000	iShares Russell Midcap Growth Index Fund[1]	1,815
51,500	Providian Financial Corp.*	713

		3,848

ELECTRONIC EQUIPMENT & INSTRUMENTS—10.7%
37,300	Agilent Technologies Inc.*	888
12,100	Broadcom Corp. Cl. A*	428
22,600	Intersil Holding Corp. Cl. A	415
11,700	Jabil Circuit Inc.*	254
13,100	Mettler-Toledo International Inc.*	546
25,700	PerkinElmer Inc.	452
32,100	Sanmina-SCI Corp.*	236
52,400	Symbol Technologies Inc.	686
15,800	Tektronix Inc.	480
27,100	Thermo Electron Corp.*	697

		5,082

ENERGY EQUIPMENT & SERVICES—14.5%
27,100	BJ Services Co.*	1,346
20,700	ENSCO International Inc.	623
38,500	Grant Prideco Inc.*	727
17,700	Nabors Industries Ltd.*	823
25,700	National Oilwell Inc.*	860
49,600	Patterson-UTI Energy Inc.	904
21,100	Precision Drilling Corp.*	1,049
11,300	Weatherford International Ltd.	529

		6,861

DOMESTIC EQUITY

Harbor Mid Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

HEALTH CARE PROVIDERS & SERVICES—1.1%
16,247	Caremark Rx Inc.*	$495

HOTELS RESTAURANTS & LEISURE—2.7%
19,400	Outback Steakhouse Inc.	788
13,300	Wendy’s International Inc.	476

		1,264

INTERNET SOFTWARE & SERVICES—1.0%
25,500	McAfee Inc.	458

IT CONSULTING & SERVICES—2.4%
19,800	Acxiom Corp.	436
15,000	Computer Sciences Corp.*	709

		1,145

MEDIA—1.3%
11,000	Getty Images Inc.*	601

MULTILINE RETAIL—1.9%
46,800	Dollar General Corp.	903

MULTI-UTILITIES—0.2%
25,400	Calpine Corp.[1]*	98

PERSONAL PRODUCTS—1.0%
17,200	Nu Skin Enterprises Inc. Cl. A	470

PHARMACEUTICALS—0.9%
12,200	Medicis Pharmaceutical Corp. Cl. A1	436

SEMICONDUCTOR EQUIPMENT & PRODUCTS—11.1%
25,700	Advanced Micro Devices Inc.[1]*	321
75,900	Atmel Corp.*	325
9,900	International Rectifier Corp.*	388
15,600	KLA-Tencor Corp.*	643
31,000	Lam Research Corp.*	739
25,300	Marvell Technology Group Ltd.[1]*	587
15,200	Maxim Integrated Products Inc.	731
22,900	Microchip Technology Inc.	663
20,800	National Semiconductor Corp.*	357
16,400	Xilinx Inc.	483

		5,237

SOFTWARE—2.0%
8,800	Intuit Inc.*	329
9,400	Mercury Interactive Corp.*	344
42,100	Novell Inc.*	288

		961

SPECIALTY RETAIL—10.8%
9,100	Bed Bath & Beyond Inc.*	322
21,000	Chico’s FAS Inc.*	879
15,400	Linens ’n Things Inc.*	410
22,200	Pacific Sunwear of California Inc.[1]*	453
19,000	Staples Inc.	549
21,800	Tiffany & Co.	779
21,800	TJX Cos. Inc.	512
41,400	Urban Outfitters Inc.[1]*	1,231

		5,135

TEXTILES & APPAREL—2.5%
18,400	Polo Ralph Lauren Corp. Cl. A	606
9,900	Timberland Co. Cl. A*	575

		1,181

TRADING COMPANIES & DISTRIBUTORS—1.2%
18,000	MSC Industrial Direct Co. Inc. Cl. A1	563

TOTAL COMMON STOCKS (Cost $45,810)		46,304

SHORT-TERM INVESTMENTS—18.3%

Principal
Amount
(000s)

REPURCHASE AGREEMENT
$1,368	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $1,399 (par value of $1,420)	1,368

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
7,307,920	Prime Portfolio 1.28%	7,308

TOTAL SHORT-TERM INVESTMENTS (Cost $8,676)		8,676

TOTAL INVESTMENTS—116.1% (Cost $54,486)		54,980
CASH AND OTHER ASSETS, LESS LIABILITIES—(16.1%)		(7,629)

TOTAL NET ASSETS—100.0%		$47,351

1	A portion or all this security is out on loan at July 31, 2004.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investment of 9.3%)

Internet & Catalog Retail	0.8
Communications Equipment	1.0
Leisure Equipment & Products	1.1
Hotels Restaurants & Leisure	1.2
Energy Equipment & Services	1.6
Food Products	1.6
Insurance	1.8
Machinery	1.8
Metals & Mining	2.2
Biotechnology	2.5
Software	3.0
Electronic Equipment & Instruments	3.5
IT Consulting & Services	3.8
Pharmaceuticals	4.2
Media	4.5
Oil & Gas	4.6
Household Durables	5.3
Health Care Providers & Services	5.9
Semiconductor Equipment & Products	6.6
Health Care Equipment & Supplies	6.9
Specialty Retail	7.0
Banks	8.8
Commercial Services & Supplies	11.0

COMMON STOCKS—90.7%

		Value
Shares		(000s)

BANKS—8.8%
421,300	East West Bancorp Inc.	$14,206
428,700	Investors Financial Services Corp.	19,583
724,400	Southwest Bancorporation of Texas Inc.	14,742
383,500	UCBH Holdings Inc.	14,991

		63,522

BIOTECHNOLOGY—2.5%
341,400	Celgene Corp.*	18,207

COMMERCIAL SERVICES & SUPPLIES—11.0%
337,800	Career Education Corp.*	11,421
240,700	CheckFree Corp.*	7,231
225,675	Corporate Executive Board Co.	12,796
471,700	Laureate Education Inc.*	16,651
931,600	Navigant Consulting Inc.*	19,517
410,250	Waste Connections Inc.*	11,840

		79,456

COMMUNICATIONS EQUIPMENT—1.0%
660,800	Emulex Corp.*	7,130

ELECTRONIC EQUIPMENT & INSTRUMENTS—3.5%
686,400	Exar Corp.*	9,246
903,700	PerkinElmer Inc.	15,887

		25,133

ENERGY EQUIPMENT & SERVICES—1.6%
1,037,400	Superior Energy Services Inc.*	11,598

FOOD PRODUCTS—1.6%
509,100	Delta & Pine Land Co.	11,429

HEALTH CARE EQUIPMENT & SUPPLIES—6.9%
50,200	Integra LifeSciences Holdings Corp.*	1,586
622,900	PolyMedica Corp.	18,973
783,800	Quinton Cardiology Systems Inc.*	5,941
227,200	Wilson Greatbatch Technologies Inc.*	4,976
661,600	Wright Medical Group Inc.*	18,280

		49,756

HEALTH CARE PROVIDERS & SERVICES—5.9%
510,100	Accredo Health Inc.*	16,527
633,300	Manor Care Inc.	19,791
303,800	NDCHealth Corp.	6,383

		42,701

HOTELS RESTAURANTS & LEISURE—1.2%
190,900	P.F. Chang’s China Bistro Inc.*	8,482

HOUSEHOLD DURABLES—5.3%
334,800	Hovnanian Enterprises Inc. Cl. A*	10,389
271,300	Standard Pacific Corp.	12,591
527,900	Yankee Candle Co. Inc.*	15,320

		38,300

INSURANCE—1.8%
368,800	Infinity Property & Casualty Corp.	10,614
52,100	Philadelphia Consolidated Holding Corp.*	2,848

		13,462

INTERNET & CATALOG RETAIL—0.8%
362,600	Insight Enterprises Inc.*	5,816

IT CONSULTING & SERVICES—3.8%
1,206,600	Keane Inc.*	17,821
1,332,400	Lionbridge Technologies Inc.*	9,913

		27,734

DOMESTIC EQUITY

Harbor Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

LEISURE EQUIPMENT & PRODUCTS—1.1%
743,700	Oakley Inc.	$8,032

MACHINERY—1.8%
465,200	Wabash National Corp.*	13,435

MEDIA—4.5%
395,400	Information Holdings Inc.*	10,794
951,000	Radio One Inc. Cl. D*	14,465
739,200	Sinclair Broadcast Group Inc. Cl. A	7,325

		32,584

METALS & MINING—2.2%
468,400	Arch Coal Inc.	15,818

OIL & GAS—4.6%
1,017,700	Chesapeake Energy Corp.	15,622
548,400	Quicksilver Resources Inc.*	17,368

		32,990

PHARMACEUTICALS—4.2%
1,479,100	Elan Corp. plc ADR[1]*	30,395

SEMICONDUCTOR EQUIPMENT & PRODUCTS—6.6%
450,800	ATMI Inc.*	9,178
430,300	Lam Research Corp.*	10,263
311,626	Power Integrations Inc.*	6,289
510,300	Semtech Corp.*	10,129
398,353	Varian Semiconductor Equipment Associates Inc.*	11,899

		47,758

SOFTWARE—3.0%
1,931,600	ScanSoft Inc.*	7,881
2,171,000	SkillSoft Corp. ADR[1]*	13,525

		21,406

SPECIALTY RETAIL—7.0%
431,000	Chico’s FAS Inc.*	18,046
291,900	Cost Plus Inc.*	9,767
157,700	Guitar Center Inc.*	7,089
480,000	Williams-Sonoma Inc.*	15,595

		50,497

TOTAL COMMON STOCKS (Cost $561,067)		655,641

SHORT-TERM INVESTMENT—8.8%

(Cost $63,911)
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$63,911	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $65,202 (par value of $66,195)	63,911

TOTAL INVESTMENTS—99.5% (Cost $624,978)		719,552
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		3,524

TOTAL NET ASSETS—100.0%		$723,076

1  ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*  Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.7%)

Office Electronics	1.9
Wireless Telecommunication Services	1.9
Household Durables	2.4
Aerospace & Defense	2.6
Chemicals	3.0
Electrical Equipment	3.0
Food & Drug Retailing	3.0
Hotels Restaurants & Leisure	3.0
Specialty Retail	3.2
Pharmaceuticals	4.9
Industrial Conglomerates	5.1
Health Care Providers & Services	5.2
Banks	5.5
Electric Utilities	5.7
Commercial Services & Supplies	6.0
Oil & Gas	6.6
Insurance	9.2
Media	11.2
Diversified Financials	13.9

COMMON STOCKS—97.3%

		Value
Shares		(000s)

AEROSPACE & DEFENSE—2.6%
94,600	United Technologies Corp.	$8,845

BANKS—5.5%
120,401	Bank of America Corp.	10,235
223,500	Washington Mutual Inc.	8,672

		18,907

CHEMICALS—3.0%
242,599	E.l. du Pont de Nemours & Co.	10,400

COMMERCIAL SERVICES & SUPPLIES—6.0%
442,710	Cendant Corp.*	10,129
248,200	Pitney Bowes Inc.	10,474

		20,603

DIVERSIFIED FINANCIALS—13.9%
198,700	American Express Co.	9,985
271,912	Citigroup Inc.	11,989
146,000	Federal National Mortgage Association	10,360
137,600	Merrill Lynch & Co. Inc.	6,841
175,000	Morgan Stanley, Dean Witter & Co.	8,633

		47,808

ELECTRIC UTILITIES—5.7%
311,500	Exelon Corp.	10,871
224,500	FirstEnergy Corp.	8,778

		19,649

ELECTRICAL EQUIPMENT—3.0%
171,200	Emerson Electric Co.	10,392

FOOD & DRUG RETAILING—3.0%
242,800	CVS Corp.	10,166

HEALTH CARE PROVIDERS & SERVICES—5.2%
117,300	Anthem Inc.[1]*	9,674
209,400	HCA Inc.	8,093

		17,767

HOTELS RESTAURANTS & LEISURE—3.0%
266,700	Yum! Brands Inc.*	10,239

HOUSEHOLD DURABLES—2.4%
96,200	Pulte Homes Inc.	5,255
49,020	Whirlpool Corp.	3,061

		8,316

INDUSTRIAL CONGLOMERATES—5.1%
319,400	General Electric Co.	10,620
185,700	Honeywell International Inc.	6,984

		17,604

INSURANCE—9.2%
220,900	Allstate Corp.	10,400
121,600	American International Group Inc.	8,591
158,600	Chubb Corp.	10,909
25,720	MGIC Investment Corp.	1,826

		31,726

MEDIA—11.2%
433,400	Comcast Corp. Special Cl. A*	11,615
101,800	Gannett Inc.	8,464
959,500	Liberty Media Corp. Series A*	8,137
614,200	Time Warner Inc.*	10,226

		38,442

OFFICE ELECTRONICS—1.9%
472,000	Xerox Corp.[1]*	6,542

OIL & GAS—6.6%
72,700	ChevronTexaco Corp.	6,954
130,600	Devon Energy Corp.	9,075
125,400	Kerr-McGee Corp.[1]	6,584

		22,613

PHARMACEUTICALS—4.9%
264,900	Abbott Laboratories	10,424
143,200	Merck & Co. Inc.	6,494

		16,918

SPECIALTY RETAIL—3.2%
674,200	Office Depot Inc.*	11,057

WIRELESS TELECOMMUNICATION SERVICES—1.9%
295,400	Nextel Communications Inc. Cl. A	6,723

TOTAL COMMON STOCKS (Cost $296,731)		334,717

DOMESTIC EQUITY

Harbor Large Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—6.5%

Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENT
$8,823	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $9,003 (par value of $9,140)	$8,823

Shares

SECURITIES LENDING COLLATERAL
13,591,850	State Street Navigator Securities Lending Prime Portfolio 1.28%	13,592

TOTAL SHORT-TERM INVESTMENTS (Cost $22,415)		22,415

TOTAL INVESTMENTS—103.8% (Cost $319,146)		357,132
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.8%)		(13,229)

TOTAL NET ASSETS—100.0%		$343,903

1	A portion or all of this security is out on loan at July 31, 2004.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.8%)

Leisure Equipment & Products	0.7
Communications Equipment	1.5
Hotels Restaurants & Leisure	1.8
Health Care Providers & Services	1.9
Internet Software & Services	2.1
Electronic Equipment & Instruments	2.2
Diversified Financials	2.4
Biotechnology	2.6
Food Products	2.7
Beverages	3.0
Containers & Packaging	3.0
Electric Utilities	3.0
Electrical Equipment	3.0
Energy Equipment & Services	3.0
Multi-Utilities	3.0
Oil & Gas	3.2
Metals & Mining	3.9
Media	4.6
Road & Rail	5.2
Insurance	5.5
Textiles & Apparel	5.9
Real Estate	6.0
Software	6.8
Commercial Services & Supplies	7.9
Banks	12.3

COMMON STOCKS—97.2%

		Value
Shares		(000s)

BANKS—12.3%
8,900	Banknorth Group Inc.	$284
6,500	First Horizon National Corp.	282
12,700	Hibernia Corp. Cl. A	321
8,400	Independence Community Bank Corp.	314

		1,201

BEVERAGES—3.0%
4,300	Adolph Coors Co. Cl. B1	296

BIOTECHNOLOGY—2.6%
5,600	Charles River Laboratories International Inc.	252

COMMERCIAL SERVICES & SUPPLIES—7.9%
7,500	Certegy Inc.	284
12,000	MoneyGram International Inc.	224
9,100	Valassis Communications Inc.*	266

		774

COMMUNICATIONS EQUIPMENT—1.5%
3,100	Harris Corp.	147

CONTAINERS & PACKAGING—3.0%
15,500	Smurfit-Stone Container Corp.	289

DIVERSIFIED FINANCIALS—2.4%
17,800	Janus Capital Group Inc.	236

ELECTRIC UTILITIES—3.0%
6,300	PPL Corp.	292

ELECTRICAL EQUIPMENT—3.0%
5,100	Cooper Industries Inc. Cl. A	290

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
7,500	Benchmark Electronics Inc.*	214

ENERGY EQUIPMENT & SERVICES—3.0%
9,800	ENSCO International Inc.	295

FOOD PRODUCTS—2.7%
25,500	Del Monte Foods Co.*	269

HEALTH CARE PROVIDERS & SERVICES—1.9%
6,700	Omnicare Inc.	189

HOTELS RESTAURANTS & LEISURE—1.8%
4,400	Outback Steakhouse Inc.	179

INSURANCE—5.5%
8,100	Nationwide Financial Services Inc. Cl. A	287
12,300	Scottish Re Group Ltd.	251

		538

INTERNET SOFTWARE & SERVICES—2.1%
10,100	Check Point Software Technologies Ltd.*	201

LEISURE EQUIPMENT & PRODUCTS—0.7%
1,400	Polaris Industries Inc.[1]	67

MEDIA—4.6%
18,000	Insight Communications Co. Inc. Cl. A*	158
22,500	Interpublic Group of Cos. Inc.	288

		446

METALS & MINING—3.9%
4,600	Nucor Corp.	385

MULTI-UTILITIES—3.0%
7,900	SCANA Corp.	289

DOMESTIC EQUITY

Harbor Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

OIL & GAS—3.2%
5,000	EOG Resources Inc.	$318

REAL ESTATE—6.0%
23,500	Host Marriott Corp.	304
5,900	The Rouse Co.	288

		592

ROAD & RAIL—5.2%
12,200	Canadian Pacific Railway Ltd.	311
9,957	Werner Enterprises Inc.	198

		509

SOFTWARE—6.8%
16,800	Cadence Design Systems Inc.*	226
11,400	Jack Henry & Associates Inc.	220
7,000	Take-Two Interactive Software Inc.[1]*	219

		665

TEXTILES & APPAREL—5.9%
7,700	Liz Claiborne Inc.	279
8,800	Reebok International Ltd.	300

		579

TOTAL COMMON STOCKS (Cost $8,764)		9,512

SHORT-TERM INVESTMENTS—8.4%

Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENT
$236	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $241 (par value of $245)	$236

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
588,950	Prime Portfolio 1.28%	589

TOTAL SHORT-TERM INVESTMENTS (Cost $825)		825

TOTAL INVESTMENTS—105.6% (Cost $9,589)		10,337
CASH AND OTHER ASSETS, LESS LIABILITIES—(5.6%)		(547)

TOTAL NET ASSETS—100.0%		$9,790

1	A portion or all of this security is out on loan at July 31, 2004.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Common Stock Holdings (% of net assets)

(Excludes net cash and short-term investments of 4.1%)

Aerospace & Defense	1.3
Automobiles	1.5
Gas Utilities	1.5
Pharmaceuticals	1.6
Electric Utilities	1.7
Building Products	1.8
Personal Products	1.9
Textiles & Apparel	1.9
Specialty Retail	2.2
Media	2.4
Chemicals	2.5
Oil & Gas	2.7
Biotechnology	2.8
Real Estate	2.9
Wireless Telecommunication Services	3.1
Health Care Equipment & Supplies	4.3
Banks	5.2
Hotels Restaurants & Leisure	5.2
Electronic Equipment & Instruments	5.7
Commercial Services & Supplies	6.3
Insurance	6.7
Household Durables	9.3
Diversified Financials	9.4
Health Care Providers & Services	12.0

COMMON STOCKS—95.9%

		Value
Shares		(000s)

AEROSPACE & DEFENSE—1.3%
135,700	Moog Inc. Cl. A	$4,935

AUTOMOBILES—1.5%
146,200	Winnebago Industries Inc.[1]	5,388

BANKS—5.2%
171,400	Accredited Home Lenders Holding Co.[1]*	5,369
77,900	Astoria Financial Corp.	2,661
329,300	BankUnited Financial Corp.[1]*	8,838
36,600	Commerce Bancorp Inc.[1]	1,843
19,100	Hibernia Corp. Cl. A1	483

		19,194

BIOTECHNOLOGY—2.8%
359,642	Nabi Biopharmaceuticals[1]*	4,154
309,500	Serologicals Corp.[1]	6,066

		10,220

BUILDING PRODUCTS—1.8%
224,500	Watsco Inc.[1]	6,564

CHEMICALS—2.5%
102,100	The Scotts Co. Cl. A1*	6,228
62,000	Valspar Corp.	3,038

		9,266

COMMERCIAL SERVICES & SUPPLIES—6.3%
485,700	Administaff Inc.[1]*	6,460
290,800	Allied Waste Industries Inc.*	2,687
15,000	Checkpoint Systems Inc.*	258
176,500	Global Payments Inc.[1]	8,057
157,100	Kelly Services Inc. Cl. A1	4,262
53,400	Republic Services Inc.	1,527

		23,251

DIVERSIFIED FINANCIALS—9.4%
365,900	AmeriCredit Corp.[1]*	6,989
84,900	Eaton Vance Corp.[1]	3,221
46,800	iShares Russell Midcap Value Index Fund[1]	7,680
246,400	Jefferies Group Inc.	7,722
302,700	Raymond James Financial Inc.[1]	7,074
14,000	Student Loan Corp.[1]	1,964

		34,650

ELECTRIC UTILITIES—1.7%
311,800	PNM Resources Inc.	6,498

ELECTRONIC EQUIPMENT & INSTRUMENTS—5.7%
314,600	FLIR Systems Inc.[1]*	20,018
144,700	Sanmina-SCI Corp.*	1,062

		21,080

GAS UTILITIES—1.5%
256,900	ONEOK Inc.	5,395

HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
269,900	The Cooper Cos. Inc.[1]	16,046

HEALTH CARE PROVIDERS & SERVICES—12.0%
144,400	Accredo Health Inc.[1]*	4,679
287,500	Covance Inc.[1]*	10,548
6,900	Lincare Holdings Inc.[1]*	220
166,200	NDCHealth Corp.[1]	3,492
211,700	Pediatrix Medical Group Inc.*	13,388
342,100	Pharmaceutical Product Development Inc.[1]*	11,994

		44,321

DOMESTIC EQUITY

Harbor Small Cap Value Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

HOTELS RESTAURANTS & LEISURE—5.2%
50,600	Brinker International Inc.[1]*	$1,812
171,149	CEC Entertainment Inc.[1]*	6,221
206,000	Sonic Corp.	4,738
236,100	WMS Industries Inc.[1]*	6,431

		19,202

HOUSEHOLD DURABLES—9.3%
78,400	Harman International Industries Inc.	6,721
350,300	Hovnanian Enterprises Inc. Cl. A1*	10,870
88,700	Meritage Corp.[1]*	5,491
125,800	Snap-on Inc.	4,039
155,700	Standard Pacific Corp.	7,226

		34,347

INSURANCE—6.7%
145,700	Commerce Group Inc.[1]	7,053
82,450	Delphi Financial Group Inc.[1]	3,343
211,500	Philadelphia Consolidated Holding Corp.[1]*	11,563
75,900	Protective Life Corp.	2,751

		24,710

MEDIA—2.4%
174,200	Scholastic Corp.[1]	4,792
413,400	Sinclair Broadcast Group Inc. Cl. A1*	4,097

		8,889

OIL & GAS—2.7%
278,300	Chesapeake Energy Corp.[1]	4,272
258,300	Swift Energy Co.[1]*	5,861

		10,133

PERSONAL PRODUCTS—1.9%
250,500	Chattem Inc.[1]	7,217

PHARMACEUTICALS—1.6%
28,050	Barr Pharmaceuticals Inc.*	964
237,000	KV Pharmaceutical Co.[1]*	4,387
25,100	KV Pharmaceutical Co. Cl. A1*	437

		5,788

REAL ESTATE—2.9%
150,700	Entertainment Properties Trust[1]	5,329
113,700	SL Green Realty Corp.	5,583

		10,912

SPECIALTY RETAIL—2.2%
373,600	CSK Auto Corp.[1]	5,174
175,300	Movie Gallery Inc.[1]	3,049

		8,223

TEXTILES & APPAREL—1.9%
365,700	Phillips-Van Heusen Corp.[1]	6,937

WIRELESS TELECOMMUNICATION SERVICES—3.1%
794,600	American Tower Corp. Cl. A1*	11,490

TOTAL COMMON STOCKS (Cost $308,116)		354,656

SHORT-TERM INVESTMENTS—32.8%

Principal
Amount
(000s)

REPURCHASE AGREEMENT
$23,430	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $23,906 (par value of $24,270)	23,430

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
97,974,006	Prime Portfolio 1.28%	97,974

TOTAL SHORT-TERM INVESTMENTS (Cost $121,404)		121,404

TOTAL INVESTMENTS—128.7% (Cost $429,520)		476,060
CASH AND OTHER ASSETS, LESS LIABILITIES—(28.7%)		(106,263)

TOTAL NET ASSETS—100.0%		$369,797

1	A portion or all of this security is out on loan at July 31, 2004.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

DOMESTIC EQUITY

Harbor International Equity Funds
Harbor International Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Investment Holding by Country (% of net assets)

(Excludes net cash and short-term investments of 3.0%)

Hong Kong (HK)	0.4
Finland (FIN)	0.5
South Africa (S. AFR)	1.0
China (CHN)	1.8
Denmark (DEN)	1.8
Spain (SP)	1.9
Germany (GER)	2.5
Brazil (BR)	3.6
Singapore (SGP)	3.6
Netherlands (NET)	3.9
Australia (AUS)	4.3
Malaysia (MAL)	4.7
Italy (IT)	4.8
Sweden (SW)	5.8
Switzerland (SWS)	10.1
France (FR)	13.6
United Kingdom (UK)	15.3
Japan (JP)	17.4

COMMON STOCKS—93.3%

		Value
Shares		(000s)

AUTO COMPONENTS—4.5%
3,722,000	Continental AG (GER)	$175,760
2,597,345	Michelin (CGDE) Cl. B (FR)	144,497

		320,257

AUTOMOBILES—3.5%
2,006,700	Peugeot SA (FR)	115,878
3,267,000	Toyota Motor Corp. (JP)	130,368

		246,246

BANKS—18.3%
5,314,008	ABN Amro Holding NV (NET)	111,184
29,957,677	Banca Intesa SpA (IT)	110,909
3,175,000	Banco Popolare di Verona e Novara S.c.r.l. (IT)	52,920
12,426,000	Bank of Yokohama Ltd. (JP)	67,298
507,788	Bankinter SA— Registered (SP)	18,413
5,542,977	Credit Agricole SA (FR)	130,829
1,404,600	Credit Suisse Group— Registered (SWS)	45,126
15,050,000	DBS Group Holdings Ltd. (SGP)	135,750
40,100,000	Malayan Banking Berhad (MAL)	112,825
6,100	Mitsubishi Tokyo Financial Group Inc. (JP)	54,894
7,346,100	San Paolo IMI SpA (IT)	83,904
8,101,365	Standard Chartered plc (UK)	134,001
8,850,000	Sumitomo Trust and Banking Co. Ltd. (JP)	51,647
970,188	UBS AG— Registered (SWS)	64,937
14,574,842	United Overseas Bank Ltd. (SGP)	116,102

		1,290,739

BEVERAGES—1.5%
8,766,765	Diageo plc (UK)	108,743

BUILDING PRODUCTS—3.3%
15,125,000	Asahi Glass Co. Ltd. (JP)	136,139
1,968,724	Compagnie de Saint-Gobain (FR)	96,299

		232,438

CHEMICALS—1.0%
4,200,000	The BOC Group plc (UK)	72,047

COMMUNICATIONS EQUIPMENT—2.9%
484,360	Ericsson (LM) Tel Ab Cl. B ADR (SW)[1]*	12,937
72,656,218	Ericsson (LM) Tel Ab Series B (SW)*	194,032

		206,969

COMPUTERS & PERIPHERALS—0.8%
9,280,000	NEC Corp. (JP)	57,971

DIVERSIFIED FINANCIALS—4.4%
9,070,000	Investor Ab Cl. B (SW)	89,499
9,219,000	Nomura Holdings Inc. (JP)	126,302
890,000	ORIX Corp. (JP)	95,595

		311,396

DIVERSIFIED TELECOMMUNICATION SERVICES—3.7%
1,600,000	Tele2 Ab Series B (SW)	63,658
7,775,000	Telefonica SA (SP)	113,279
31,200,000	Telekom Malaysia Berhad (MAL)	84,544

		261,481

ELECTRICAL EQUIPMENT—2.1%
26,675,000	ABB Ltd. (SWS)*	144,745

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
1,110,000	Hoya Corp. (JP)	113,871

FOOD PRODUCTS—2.0%
552,000	Nestle SA— Registered (SWS)	140,583

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
1,691,000	Olympus Corp. (JP)	32,628

HOTELS RESTAURANTS & LEISURE—2.6%
1,934,500	Accor SA (FR)	82,154
15,800,000	Genting Berhad (MAL)	62,335
17,700,000	Resorts World Berhad (MAL)	42,116

		186,605

HOUSEHOLD DURABLES—0.9%
1,853,300	Sony Corp. (JP)	64,502

INDUSTRIAL CONGLOMERATES—0.4%
19,027,300	Sime Darby Berhad (MAL)	28,026

INTERNATIONAL EQUITY

Harbor International Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

INSURANCE—2.3%
5,313,956	AXA SA (FR)	$109,148
2,334,079	ING Groep NV (NET)	54,055

		163,203

MEDIA—4.8%
7,335,109	British Sky Broadcasting Group plc (UK)	80,715
42,427,174	ITV plc (UK)	80,655
2,842,600	News Corp. Ltd. ADR (AUS)[1]	96,364
3,050,000	Publicis Groupe SA (FR)	82,774

		340,508

METALS & MINING—6.4%
4,793,740	Anglo American plc ADR (UK)[1]	102,011
605,644	Anglo American plc (UK)	12,839
2,086,000	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	68,400
22,450,484	BHP Billiton plc (AUS)	204,559
2,353,616	Rio Tinto plc— Registered (UK)	61,168

		448,977

OFFICE ELECTRONICS—2.3%
3,285,000	Canon Inc. (JP)	160,222

OIL & GAS—10.0%
11,433,662	BG Group plc (UK)	71,247
18,778,332	BP plc (UK)	175,500
320,500,000	China Petroleum & Chemical Corp. (Sinopec Corp.) (CHN)	125,280
4,592,700	Eni SpA (IT)	94,307
2,165,000	Royal Dutch Petroleum Co. ADR (NET)[1]	108,899
12,400	Royal Dutch Petroleum Co. (NET)	623
650,744	Total SA (FR)	126,531

		702,387

PAPER & FOREST PRODUCTS—1.2%
1,347,704	Svenska Cellulosa Ab Series B (SW)	49,845
1,850,000	UPM-Kymmene Corp. (FIN)	35,838

		85,683

PERSONAL PRODUCTS—0.9%
4,920,000	Shiseido Co. Ltd. (JP)	61,145

PHARMACEUTICALS—4.2%
2,659,690	Novartis AG— Registered (SWS)	118,924
2,463,100	Novo Nordisk A/S Series B (DEN)	125,515
550,000	Roche Holdings Ltd. (SWS)	54,252

		298,691

SEMICONDUCTOR EQUIPMENT & PRODUCTS—1.1%
7,825,000	Nikon Corp. (JP)	75,139

SPECIALTY RETAIL—2.1%
5,670,800	Compagnie Financiere Richemont AG Cl. A (SWS)	146,308

TOBACCO—1.2%
5,705,003	British American Tobacco plc (UK)	86,493

WIRELESS TELECOMMUNICATION SERVICES—2.8%
45,069	China Mobile (Hong Kong) Ltd. ADR (HK)[1]	654
10,725,000	China Mobile (Hong Kong) Ltd. (HK)	31,101
2,138,000	Bouygues SA (FR)	71,912
43,239,577	Vodafone Group plc (UK)	93,594

		197,261

TOTAL COMMON STOCKS (Cost $4,505,404)		6,585,264

PREFERRED STOCKS—3.7%

BANKS—0.8%
1,168,107	Banco Bradesco SA (BR)	54,141

METALS & MINING—1.3%
2,008,000	Companhia Vale do Rio Doce Cl. A (BR)	88,758

OIL & GAS—1.6%
4,479,000	Petroleo Brasileiro SA-PETROBRAS (BR)	115,563

TOTAL PREFERRED STOCKS (Cost $131,828)		258,462

SHORT-TERM INVESTMENTS—1.8%

Principal
Amount
(000s)

COMMERCIAL PAPER
	American Express Credit Corp. Yrs. 3&4
$35,491	1.250%—08/03/2004	35,491
	Citicorp
29,573	1.300%—08/02/2004	29,573
29,000	1.300%—08/03/2004	29,000

		58,573

	General Electric Capital Corp.
34,629	1.200%—08/02/2004	34,629

TOTAL SHORT-TERM INVESTMENTS (Cost $128,693)		128,693

TOTAL INVESTMENTS—98.8% (Cost $4,765,925)		6,972,419
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		82,754

TOTAL NET ASSETS—100.0%		$7,055,173

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Investment Holdings by Country (% of net assets)

(Excludes net cash and short-term investment of 7.5%)

Russia (RUS)	1.0
Hungary (HUN)	1.1
India (IND)	1.1
Norway (NOR)	1.1
China (CHN)	1.2
Mexico (MEX)	1.5
Austria (AUT)	1.7
Brazil (BR)	1.8
Canada (CAN)	2.5
Spain (SP)	2.9
South Korea (S. KOR)	3.1
United States (US)	3.4
Australia (AUS)	4.0
Germany (GER)	4.2
Hong Kong (HK)	6.1
France (FR)	7.5
Switzerland (SWS)	15.6
United Kingdom (UK)	15.8
Japan (JP)	16.9

COMMON STOCKS—90.5%

		Value
Shares		(000s)

AIR FREIGHT & COURIERS—1.0%
87,000	Yamato Transport Co. Ltd. (JP)	$1,385

AIRLINES—1.0%
755,000	Cathay Pacific Airways Ltd. (HK)	1,343

AUTOMOBILES—5.2%
260,000	Nissan Motor Co. Ltd. (JP)	2,787
55,547	Renault SA (FR)	4,384

		7,171

BANKS—16.6%
58,850	Erste Bank der oesterreichischen Sparkassen AG (AUT)	2,280
370,067	HSBC Holdings plc (UK)	5,435
438	Mitsubishi Tokyo Financial Group Inc. (JP)	3,942
36,126	OTP Bank Ltd. ADR (HUN)[1,2]	1,488
97,564	Royal Bank of Scotland Group plc (UK)	2,742
77,607	UBS AG—Registered (SWS)	5,195
75,158	Unibanco Holdings SA GDR (BR)[3]	1,632

		22,714

CHEMICALS—2.5%
41,479	Syngenta AG—Registered (SWS)	3,438

DIVERSIFIED FINANCIALS—2.1%
118,267	ICICI Bank Ltd. ADR (IND)[1]	1,540
57,279	Man Group plc (UK)	1,362

		2,902

DIVERSIFIED TELECOMMUNICATION SERVICES—3.9%
49,360	China Telecom Corp. Ltd. ADR (CHN)[1]	1,644
70,269	NTL Inc. (UK)*	3,662

		5,306

ELECTRICAL EQUIPMENT—1.5%
29,586	Siemens AG—Registered (GER)	2,085

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
6,600	Keyence Corp. (JP)	1,397

FOOD & DRUG RETAILING—1.5%
79,395	Shoppers Drug Mart Corp. (CAN)	2,040

FOOD PRODUCTS—3.0%
15,946	Nestle SA—Registered (SWS)	4,061

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
32,149	Synthes Inc. (SWS)*	3,157

HOTELS RESTAURANTS & LEISURE—2.4%
2,220,000	Shangri-La Asia Ltd. (HK)	2,074
35,082	Wynn Resorts Ltd. (US)*	1,255

		3,329

HOUSEHOLD DURABLES—1.9%
77,000	Sony Corp. (JP)	2,680

INDUSTRIAL CONGLOMERATES—2.5%
111,475	Tyco International Ltd. (US)	3,456

INSURANCE—1.0%
92	Millea Holdings Inc. (JP)	1,359

MACHINERY—1.0%
83,800	THK Co. Ltd. (JP)	1,346

MARINE—1.1%
103,200	Golar LNG Ltd. (NOR)*	1,484

MEDIA—13.8%
947,084	EMI Group plc (UK)	3,871
43,046	Grupo Televisa SA de CV ADR (MEX)[1]	2,023
82,344	JCDecaux SA (FR)*	1,753
80,422	News Corp. Ltd. ADR (AUS)[1]	2,726
514,204	Reed Elsevier Group plc (UK)	4,555
107,525	Sogecable SA (SP)*	3,972

		18,900

MULTILINE RETAIL—1.0%
34,000	Ito-Yokado Co. Ltd. (JP)	1,317

OFFICE ELECTRONICS—1.0%
28,000	Canon Inc. (JP)	1,366

INTERNATIONAL EQUITY

Harbor International Growth Fund
PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

		Value
Shares		(000s)

OIL & GAS—5.6%
42,866	CNOOC Ltd. ADR (HK)[1]	$2,059
60,940	Talisman Energy Inc. (CAN)	1,447
21,572	Total SA (FR)	4,194

		7,700

PERSONAL PRODUCTS—0.6%
47,098	Natura Cosmeticos (BR)	809

PHARMACEUTICALS—4.0%
55,796	Roche Holdings Ltd. (SWS)	5,504

SEMICONDUCTOR EQUIPMENT & PRODUCTS—4.1%
388,500	ASM Pacific Technology Ltd. (HK)	1,354
11,960	Samsung Electronics Co. Ltd. (S. KOR)	4,266

		5,620

SOFTWARE—2.7%
22,722	SAP AG (GER)	3,646

SPECIALTY RETAIL—2.8%
355,500	Esprit Holdings Ltd. (HK)	1,585
66,400	Yamada Denki Co. Ltd. (JP)	2,293

		3,878

WIRELESS TELECOMMUNICATION SERVICES—3.4%
648	KDDI Corp. (JP)	3,302
12,209	Mobile TeleSystems ADR (RUS)[1]	1,429

		4,731

TOTAL COMMON STOCKS (Cost $127,049)		124,124

PREFERRED STOCK—2.0%

(Cost $2,765)
		Value
Shares		(000s)

MEDIA—2.0%
86,000	News Corp. Ltd. ADR (AUS)[1]	2,732

SHORT-TERM INVESTMENT—7.5%

(Cost $10,345)
Principal
Amount
(000s)

REPURCHASE AGREEMENT
$10,345	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $10,554 (par value of $10,715)	10,345

TOTAL INVESTMENTS—100.0% (Cost $140,159)		137,201
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(70)

TOTAL NET ASSETS—100.0%		$137,131

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and is considered to be liquid under procedures established by the Board of Trustees. At July 31, 2004, this security was valued at $1,488 or 1.10% of net assets, as shown below:

		Cost	Value
Security	Acquisition Dates	(000s)	(000s)

OTP Bank Ltd. ADR	03/03/2004 – 04/27/2004	$1,199	$1,488

3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

*	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

INTERNATIONAL EQUITY

Harbor Fixed Income Funds
Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investment of 6.2%)

Preferred Stocks	2.9
Convertible Bonds	5.1
Corporate Bonds & Notes	85.8

CORPORATE BONDS & NOTES—85.8%

Principal
Amount		Value
(000s)		(000s)

	Accuride Corp.
$500	9.250%—02/01/2008	$511
	Activant Solutions Inc.
500	10.500%—06/15/2011	526
	Advanstar Communications Inc.
300	10.750%—08/15/2010	333
	Advanstar Communications Inc. Series B
250	12.000%—02/15/2011	267
	Aearo Co.
500	8.250%—04/15/2012[4]	512
	AEP Industries Inc.
250	9.875%—11/15/2007	257
	AES Corp.
350	9.500%—06/01/2009	381
450	7.750%—03/01/2014	440

		821

	Affinity Group Inc.
400	9.000%—02/15/2012[4]	416
	Ainsworth Lumber Co. Ltd.
250	6.750%—03/15/2014[4]	241
	Alamosa Delaware Inc.
250	8.500%—01/31/2012[4]	246
	Allbritton Communications Co.
250	7.750%—12/15/2012	248
	Allegheny Energy Supply
500	7.800%—03/15/2011	497
300	8.250%—04/15/2012[4]	303

		800

	Alliance Imaging Inc.
450	10.375%—04/15/2011	469
	Allied Holdings Inc. Series B
150	8.625%—10/01/2007	131
	Allied Waste North America
600	7.375%—04/15/2014	577
	Alpha Natural Resources LLC
500	10.000%—06/01/2012[4]	540
	American Achievement Corp.
500	8.250%—04/01/2012[4]	515
	American Casino & Entertainment Property LLC
950	7.850%—02/01/2012[4]	974
	American Tower Corp.
250	7.500%—05/01/2012[4]	247
	AMF Bowling Worldwide Inc.
500	10.000%—03/01/2010[4]	519
	Argosy Gaming Co.
250	9.000%—09/01/2011	279
	Argo-Tech Corp.
250	9.250%—06/01/2011[4]	264
	Armor Holdings Inc.
250	8.250%—08/15/2013	270
	Associated Materials Inc.
250	9.750%—04/15/2012	282
	Atrium Cos. Inc. Series B
250	10.500%—05/01/2009	263
	Availl Inc.
500	7.625%—07/01/2011	528
	Avalon Cable LLC
630	11.875%—12/01/2008[1]	670
	Aztar Corp.
250	7.875%—06/15/2014[4]	254
	BE Aerospace Inc.
250	9.500%—11/01/2008	254
150	8.500%—10/01/2010	161

		415

	Beverly Enterprises Inc.
350	7.875%—06/15/2014[4]	354
	Bio-Rad Laboratories Inc.
250	7.500%—08/15/2013	265
	Block Communications Inc.
100	9.250%—04/15/2009	104
	Boyd Gaming Corp.
350	7.750%—12/15/2012	362
	Brickman Group Ltd. Series B
500	11.750%—12/15/2009	578
	Buffets Inc.
300	11.250%—07/15/2010	317
	BWAY Corp.
350	10.000%—10/15/2010	371
	Cablevision Systems Corp.
350	5.670%—04/01/2009[2,4]	357
550	8.000%—04/15/2012[4]	543

		900

	Cadmus Communications Corp.
300	8.375%—06/15/2014[4]	312
	CanWest Media Inc.
500	10.625%—05/15/2011	569
	Caraustar Industries Inc.
450	9.875%—04/01/2011	468
	Carrols Corp.
250	9.500%—12/01/2008	259
	Casella Waste Systems Inc.
200	9.750%—02/01/2013	218
	Centennial Communications Corp.
500	8.125%—02/01/2014[4]	466
	Central Garden & Pet Co.
500	9.125%—02/01/2013	540
	Cenveo Corp.
500	7.875%—12/01/2013	459
	Charter Communications Holdings II LLC
500	10.250%—09/15/2010	506

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

	Charter Communications Operating LLC
$250	8.375%—04/30/2014[4]	$243
	Cincinnati Bell Inc.
400	7.250%—07/15/2013	375
	Cinemark Inc.
750	9.750%—03/15/2014[1]	499
	Citgo Petroleum Corp.
250	11.375%—02/01/2011	291
	Coastal Corp.
250	6.375%—02/01/2009	224
	Coinmach Corp.
300	9.000%—02/01/2010	304
	Communications & Power Industrials Inc.
400	8.000%—02/01/2012	406
	Comstock Resources Inc.
300	6.875%—03/01/2012	296
	Continental Resources Inc.
300	10.250%—08/01/2008	312
	Corrections Corp. of America
250	7.500%—05/01/2011	259
	Corus Entertainment Inc.
150	8.750%—03/01/2012	161
	Crown Cork & Seal Co. Inc.
250	8.000%—04/15/2023	229
	CSK Auto Inc.
500	7.000%—01/15/2014	475
	Da-Lite Screen Co. Inc.
400	9.500%—05/15/2011[4]	421
	Del Monte Corp.
500	8.625%—12/15/2012	548
	Delco Remy International Inc.
250	9.375%—04/15/2012[4]	244
	Dex Media Inc.
750	8.000%—11/15/2013[4]	758
250	9.000%—11/15/2013[1,4]	175

		933

	Dole Food Co. Inc.
150	8.875%—03/15/2011	159
	Dura Operating Corp. Series B
150	8.625%—04/15/2012	149
	Dynegy Holdings Inc.
400	6.875%—04/01/2011	362
	Edison Mission Energy
700	7.730%—06/15/2009	726
	El Paso Corp.
150	7.875%—06/15/2012	139
	Elizabeth Arden Inc.
250	7.750%—01/15/2014	257
	Emmis Operating Co.
250	6.875%—05/15/2012[4]	246
	Encore Acquisition Co.
210	8.375%—06/15/2012	229
	Equistar Chemicals LP
500	10.625%—05/01/2011	558
	Esterline Technologies Corp.
150	7.750%—06/15/2013	157
	Euramax International Inc.
500	8.500%—08/15/2011	520
	Felcor Lodging LP
500	9.000%—06/01/2011	539
	Finlay Fine Jewelry Corp.
150	8.375%—06/01/2012[4]	158
	Fisher Scientific International
217	8.125%—05/01/2012	238
255	8.000%—09/01/2013	280

		518

	Foundation PA Coal Co.
450	7.250%—08/01/2014[4]	456
	FTD Inc.
200	7.750%—02/15/2014	192
	Gaylord Entertainment Co.
250	8.000%—11/15/2013	258
	General Binding Corp.
250	9.375%—06/01/2008	256
	General Nutrition Centers Inc.
300	8.500%—12/01/2010[4]	305
	Genesis HealthCare Corp.
250	8.000%—10/15/2013	264
	Georgia Pacific Corp.
150	7.375%—07/15/2008	162
100	8.125%—05/15/2011	113
250	8.000%—01/15/2014	279

		554

	Global Cash Access LLC
700	8.750%—03/15/2012[4]	737
	Graham Packaging Co. Series B
250	8.750%—01/15/2008	259
	Graphic Packaging International Inc.
500	9.500%—08/15/2013	553
	Gray Television Inc.
250	9.250%—12/15/2011	278
	Gulfmark Offshore Inc.
350	7.750%—07/15/2014[4]	340
	Hard Rock Hotel Inc.
250	8.875%—06/01/2013	261
	Herbalife International Inc.
250	11.750%—07/15/2010	284
	Herbst Gaming Inc.
250	8.125%—06/01/2012[4]	248
	Hexcel Corp.
200	9.875%—10/01/2008	224
300	9.750%—01/15/2009	317

		541

	Hines Nurseries Inc.
300	10.250%—10/01/2011	326
	Hornbeck Offshore Services Inc.
250	10.625%—08/01/2008	275
	Host Marriott Corp. Series B
27	7.875%—08/01/2008	28
	Host Marriott LP
250	7.000%—08/15/2012[4]	248

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

	Houghton Mifflin Co.
$400	8.250%—02/01/2011	$410
	Hovnanian Enterprises Inc.
250	6.500%—01/15/2014	238
	Huntsman Advanced Materials LLC
400	11.000%—07/15/2010[4]	456
	Huntsman International Holdings LLC
250	10.125%—07/01/2009	256
250	0.000%—12/31/2009[3]	126

		382

	Huntsman LLC
200	11.625%—10/15/2010	224
250	11.500%—07/15/2012[4]	254

		478

	IESI Corp.
250	10.250%—06/15/2012	271
	Ingles Markets Inc.
350	8.875%—12/01/2011	369
	Inn of the Mountain Gods Resort & Casino
300	12.000%—11/15/2010	338
	Insight Health Services Corp. Series B
250	9.875%—11/01/2011	271
	Insight Midwest LP
100	9.750%—10/01/2009	104
250	10.500%—11/01/2010	268

		372

	Interface Inc.
350	7.300%—04/01/2008	347
350	10.375%—02/01/2010	395

		742

	Intrawest Corp.
150	10.500%—02/01/2010	163
250	7.500%—10/15/2013	250

		413

	Inverness Medical Innovations Inc.
250	8.750%—02/15/2012[4]	244
	Iron Mountain Inc.
350	7.750%—01/15/2015	360
	Isle of Capri Casinos Inc.
250	7.000%—03/01/2014	239
	Jacuzzi Brands Inc.
250	9.625%—07/01/2010	271
	Jafra Cosmetics International Inc.
250	10.750%—05/15/2011	282
	Jarden Corp.
250	9.750%—05/01/2012	274
	Jean Coutu Group Inc.
500	7.625%—08/01/2012[4]	506
	Jefferson Smurfit Corp.
250	7.500%—06/01/2013	255
	John Q. Hammons Hotels LP Series B
150	8.875%—05/15/2012	166
	JohnsonDiversey Holdings Inc.
250	10.670%—05/15/2013[1]	195
	Jostens Holding Corp.
500	10.250%—12/01/2013[1]	333
	Kabel Deutschland GmbH
250	10.625%—07/01/2014[4]	258
	Kerzner International Ltd.
250	8.875%—08/15/2011	270
	Kinetic Concepts Inc.
325	7.375%—05/15/2013	341
	Koppers Inc.
250	9.875%—10/15/2013	278
	Land O’Lakes Inc.
150	9.000%—12/15/2010[4]	156
100	8.750%—11/15/2011	93

		249

	LBI Media Inc.
250	10.125%—07/15/2012	278
	LCE Acquisition Corp.
350	9.000%—08/01/2014[4]	347
	Le-Nature’s Inc.
250	9.000%—06/15/2013[4]	260
	Liberty Group Operating Inc.
300	9.375%—02/01/2008	302
	Lodgenet Entertainment Corp.
250	9.500%—06/15/2013	274
	Lucent Technologies Inc.
250	6.450%—03/15/2029	192
	Lyondell Chemical Co.
250	10.875%—05/01/2009	261
250	10.500%—06/01/2013	275

		536

	MAAX Corp.
150	9.750%—06/15/2012[4]	156
	MDP Acquisitions plc
250	9.625%—10/01/2012	281
	Medex Inc.
250	8.875%—05/15/2013	266
	MediaCom LLC/MediaCom Capital Co.
250	9.500%—01/15/2013	232
	Medical Device Manufacturing Inc.
400	10.000%—07/15/2012[4]	412
	Michael Foods Inc.
500	8.000%—11/15/2013	524
	Mission Energy Holding Co.
250	13.500%—07/15/2008	311
	Monitronics International Inc.
250	11.750%—09/01/2010[4]	271
	MSW Energy Holdings LLC
250	8.500%—09/01/2010	269
	MSW Energy Holdings LLC Series B
250	7.375%—09/01/2010	256
	Mueller Group Inc.
500	10.000%—05/01/2012[4]	527
	Nalco Co.
500	8.875%—11/15/2013[4]	528
	National Waterworks Inc. Series B
500	10.500%—12/01/2012	568

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

	NBTY Inc. Series B
$250	8.625%—09/15/2007	$254
	NCL Corp.
350	10.625%—07/15/2014[4]	357
	Nebraska Book Co. Inc.
700	8.625%—03/15/2012	696
	New ASAT Finance Ltd.
400	9.250%—02/01/2011[4]	386
	Nexstar Finance Inc.
250	7.000%—01/15/2014	237
	Norcraft Cos. LP
400	9.000%—11/01/2011[4]	422
	Norcross Safety Products LLC Series B
250	9.875%—08/15/2011	271
	Nortek Holdings Inc.
500	10.000%—05/15/2011[1,4]	420
	Nortek Inc. Series B
125	9.875%—06/15/2011	146
	Omega Healthcare Investors Inc.
250	7.000%—04/01/2014[4]	239
	Owens-Brockway Glass Container Inc.
500	7.750%—05/15/2011	532
	Oxford Industries Inc.
250	8.875%—06/01/2011[4]	267
	Panamsat Corp.
500	9.000%—08/15/2014[4]	500
	Pantry Inc.
300	7.750%—02/15/2014	301
	Pathmark Stores Inc.
400	8.750%—02/01/2012	403
	Penn National Gaming Inc.
250	8.875%—03/15/2010	275
500	6.875%—12/01/2011[4]	499

		774

	Perry Ellis International Inc. Series B
250	8.875%—09/15/2013	262
	Petro Stopping Centers LP
700	9.000%—02/15/2012	714
	Phillips-Van Heusen Corp.
250	8.125%—05/01/2013	264
	Pinnacle Entertainment Inc.
500	8.250%—03/15/2012	482
	Pinnacle Entertainment Inc. Series B
250	9.250%—02/15/2007	257
	Pinnacle Foods Holding Corp.
750	8.250%—12/01/2013[4]	724
	Ply Gem Industries Inc.
250	9.000%—02/15/2012[4]	254
	Polypore Inc.
350	8.750%—05/15/2012[4]	373
	Poster Financial Group Inc.
250	8.750%—12/01/2011[4]	255
	Premcor Refining Group Inc.
250	7.750%—02/01/2012	267
	Prestige Brands Inc.
500	9.250%—04/15/2012[4]	510
	Province Healthcare Co.
250	7.500%—06/01/2013	246
	Psychiatric Solutions Inc.
250	10.625%—06/15/2013	281
	Qwest Capital Funding Inc.
250	7.000%—08/03/2009	221
	Qwest Corp.
200	7.250%—10/15/2035	166
	Reddy Ice Group Inc.
250	8.875%—08/01/2011	264
	Rite Aid Corp.
500	8.125%—05/01/2010	526
	Rockwood Specialties Group Inc.
500	10.625%—05/15/2011	540
	Royal Caribbean Cruises Ltd.
100	6.875%—12/01/2013	101
250	7.250%—03/15/2018	247

		348

	Rural Cellular Corp.
500	8.250%—03/15/2012[4]	515
	SAKS Inc.
350	7.375%—02/15/2019	338
	Samsonite Corp.
250	8.875%—06/01/2011[4]	256
	SBA Telecommunications Inc.
250	9.750%—12/15/2011[1]	191
	Sealy Mattress Co.
150	8.250%—06/15/2014[4]	151
	Select Medical Corp.
500	7.500%—08/01/2013	500
	SEMCO Energy Inc.
250	7.750%—05/15/2013	264
	Seminis Vegetable Seeds Inc.
250	10.250%—10/01/2013	275
	Seneca Gaming Corp.
500	7.250%—05/01/2012[4]	501
	Sequa Corp.
750	9.000%—08/01/2009	817
	Simmons Co.
400	7.875%—01/15/2014[4]	408
	Sinclair Broadcast Group Inc.
250	8.000%—03/15/2012	259
	Stater Brothers Holdings Inc.
300	8.125%—06/15/2012[4]	308
	Station Casinos Inc.
250	6.500%—02/01/2014	244
150	6.875%—03/01/2016	147

		391

	Stone Container Finance
400	7.375%—07/15/2014[4]	405
	Suburban Propane Partners LP
250	6.875%—12/15/2013	249
	Sun Media Corp.
400	7.625%—02/15/2013	416
	Susquehanna Media Co.
250	7.375%—04/15/2013	257

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal
Amount		Value
(000s)		(000s)

	Synagro Technologies Inc.
$400	9.500%—04/01/2009	$422
	Telenet Group Holding NV
850	11.500%—06/15/2014[1,4]	555
	Tenneco Automotive Inc. Series B
100	11.625%—10/15/2009	108
250	10.250%—07/15/2013	286

		394

	Tennessee Gas Pipeline Co.
250	7.500%—04/01/2017	247
250	7.000%—10/15/2028	223

		470

	Terex Corp.
350	7.375%—01/15/2014	354
	Titan Corp.
250	8.000%—05/15/2011	254
	Town Sports International
250	9.625%—04/15/2011	243
	Transdigm Inc.
600	8.375%—07/15/2011	636
	Transmontaigne Inc.
250	9.125%—06/01/2010	271
	Triad Hospitals Inc.
500	7.000%—11/15/2013	495
	TRW Automotive Inc.
223	9.375%—02/15/2013	255
	United Components Inc.
450	9.375%—06/15/2013	477
	United Rentals North America Inc.
250	7.750%—11/15/2013	243
150	7.000%—02/15/2014	138

		381

	URS Corp. Series B
25	12.250%—05/01/2009	27
	Valmont Industries Inc.
250	6.875%—05/01/2014[4]	249
	Vanguard Health System Inc.
100	9.750%—08/01/2011	115
	Venetian Casino Resort LLC
150	11.000%—06/15/2010	172
	Vertis Inc.
300	9.750%—04/01/2009	329
250	13.500%—12/07/2009[4]	256

		585

	VWR International Inc.
450	8.000%—04/15/2014[4]	461
	Warner Music Group
500	7.375%—04/15/2014[4]	480
	Wesco Distribution Inc.
600	9.125%—06/01/2008	621
	Western Wireless Corp.
450	9.250%—07/15/2013	462
	WH Holdings Ltd.
250	9.500%—04/01/2011	263
	Williams Cos. Inc.
250	7.750%—06/15/2031	239
	Williams Scotsman Inc.
500	9.875%—06/01/2007	497
	Wise Metals Group LLC
500	10.250%—05/15/2012[4]	510
	Xerox Corp.
100	7.625%—06/15/2013	103
	Yell Finance BV
260	13.500%—08/01/2011[1]	250

TOTAL CORPORATE BONDS & NOTES (Cost $81,129)		82,975

CONVERTIBLE BONDS—5.1%

	Allied Waste North America
225	4.250%—04/15/2034	199
	Amkor Technology Inc.
150	5.750%—06/01/2006	138
	Best Buy Co. Inc.
250	2.250%—01/15/2022	257
	Centerpoint Energy Inc.
225	2.875%—01/15/2024[4]	243
	Citadel Broadcasting Corp.
400	1.875%—02/15/2011[4]	344
	EchoStar Communications Corp.
500	5.750%—05/15/2008	510
	GenCorp Inc.
200	4.000%—01/16/2024[4]	205
	Grey Wolf Inc.
250	3.750%—05/07/2023	246
	Host Marriott LP
500	3.250%—03/15/2024[4]	498
	Kerzner International Ltd.
250	2.375%—04/15/2024[4]	253
	Mediacom Communications Corp.
500	5.250%—07/01/2006	474
	Nextel Communications Inc.
250	5.250%—01/15/2010	250
	Pride International Inc.
400	3.250%—05/01/2033	412
	Province Healthcare Co.
250	4.250%—10/10/2008	244
	Rite Aid Corp.
250	4.750%—12/01/2006	264
	Roper Industries Inc.
200	1.481%—01/15/2034[1]	90
	Sinclair Broadcast Group Inc.
200	4.875%—07/15/2018[1]	194
	United Rentals North America Inc.
100	1.875%—10/15/2023	103

TOTAL CONVERTIBLE BONDS (Cost $5,001)		4,924

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

PREFERRED STOCKS—2.9%

		Value
Shares		(000s)

	Crown Castle International Corp.
3,200	6.250%—08/15/2012	$1,460
	Emmis Communications Corp. Series A
10,000	6.250%—12/31/2049	436
	Sinclair Broadcast Group Inc. Series D
5,000	6.000%—12/31/2049	208
	Smurfit-Stone Container Corp.
19,500	7.000%—02/15/2012	481
	United Rentals Trust I
5,650	6.500%—08/01/2028	251

TOTAL PREFERRED STOCKS (Cost $2,628)		2,836

SHORT-TERM INVESTMENT—4.7%

(Cost $4,560)
Principal
Amount		Value
(000s)		(000s)

REPURCHASE AGREEMENT
$4,560	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.80% collateralized by a U.S. Treasury Note 3.125% April 15, 2009, market value $4,654 (par value of $4,725)	$4,560

TOTAL INVESTMENTS—98.5% (Cost $93,318)		95,295
CASH AND OTHER ASSETS, LESS LIABILITIES—1.5%		1,389

TOTAL NET ASSETS—100.0%		$96,684

1	Step coupon security.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2004.

3	Zero coupon security.

4	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and are considered to be liquid under procedures established by the Board of Trustees. At July 31, 2004, the securities were valued at $27,821 or 28.8% of net assets, as shown below:

		Cost	Value
Security	Acquisition Date(s)	(000s)	(000s)

Aearo Co.	04/01/2004 – 04/26/2004	$511	$512
Affinity Group Inc.	02/06/2004 – 06/23/2004	408	416
Ainsworth Lumber Co. Ltd.	03/15/2004	256	241
Alamosa Delaware Inc.	01/13/2004	253	246
Allegheny Energy Supply	01/20/2004	308	303
Alpha Natural Resources LLC	05/13/2004	500	540
American Achievement Corp.	03/17/2004	506	515
American Casino & Entertainment Property LLC	01/20/2004 – 06/17/2004	955	974
American Tower Corp.	05/21/2004	240	247
AMF Bowling Worldwide Inc.	02/19/2004 – 03/16/2004	507	519
Argo-Tech Corp.	06/17/2004	251	264
Aztar Corp.	05/26/2004 – 07/29/2004	252	254
Beverly Enterprises Inc.	07/19/2004	357	354
Cablevision Systems Corp.	03/30/2004 – 06/10/2004	549	543
Cablevision Systems Corp.	06/10/2004	359	357
Cadmus Communications Corp.	06/09/2004	300	312
Centennial Communications Corp.	01/16/2004	500	466
Centerpoint Energy Inc.	01/16/2004 – 01/20/2004	233	243
Charter Communications Operating LLC	04/20/2004	250	243
Citadel Broadcasting Corp.	03/11/2004 – 03/25/2004	386	344
Da-Lite Screen Co. Inc.	06/09/2004 – 06/15/2004	416	421
Delco Remy International Inc.	07/19/2004	245	244
Dex Media Inc.	11/03/2003	168	175
Dex Media Inc.	11/03/2003 – 05/11/2004	736	758
Emmis Operating Co.	04/27/2004	250	246
Finlay Fine Jewelry Corp.	05/27/2004	151	158
Foundation PA Coal Co.	07/21/2004 – 07/26/2004	451	456
GenCorp Inc.	01/13/2004	201	205
General Nutrition Centers Inc.	11/25/2003 – 02/26/2004	308	305
Global Cash Access LLC	03/04/2004 – 03/18/2004	721	737
Gulfmark Offshore Inc.	07/14/2004 – 07/19/2004	349	340
Herbst Gaming Inc.	05/27/2004 – 06/22/2004	250	248
Host Marriott LP	07/27/2004	246	248

FIXED INCOME

Harbor High-Yield Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

		Cost	Value
Security	Acquisition Date(s)	(000s)	(000s)

Host Marriott LP	03/10/2004	$490	$498
Huntsman Advanced Materials LLC	06/23/2003 – 06/04/2004	431	456
Huntsman LLC	06/15/2004	250	254
Inverness Medical Innovations Inc.	04/28/2004	257	244
Jean Coutu Group Inc.	07/20/2004	500	506
Kabel Deutschland GmbH	06/24/2004 – 07/07/2004	250	258
Kerzner International Ltd.	04/22/2004	255	253
Land O’Lakes Inc.	12/12/2003	150	156
LCE Acquisition Corp.	07/22/2004	350	347
Le-Nature’s Inc.	06/21/2004	259	260
MAAX Corp.	05/27/2004	151	156
Medical Device Manufacturing Inc.	06/23/2004	402	412
Monitronics International Inc.	12/01/2003	255	271
Mueller Group Inc.	04/08/2004 – 05/27/2004	510	527
Nalco Co.	10/29/2003 – 03/15/2004	515	528
NCL Corp.	07/09/2004	350	357
New ASAT Finance Ltd.	01/16/2004	400	386
Norcraft Cos. LP	10/10/2003	412	422
Nortek Holdings Inc.	11/19/2003 – 06/18/2004	364	420
Omega Healthcare Investors Inc.	03/15/2004	252	239
Oxford Industries Inc.	05/06/2003	251	267
Panamsat Corp.	07/30/2004	500	500
Penn National Gaming Inc.	03/15/2004 – 07/27/2004	503	499
Pinnacle Foods Holding Corp.	02/05/2004 – 04/26/2004	786	724
Ply Gem Industries Inc.	02/09/2004 – 02/19/2004	255	254
Polypore Inc.	05/06/2004 – 06/22/2004	354	373
Poster Financial Group Inc.	11/18/2003	252	255
Prestige Brands Inc.	03/30/2004 – 06/02/2004	500	510
Rural Cellular Corp.	03/15/2004	505	515
Samsonite Corp.	05/25/2004	250	256
Sealy Mattress Co.	06/22/2004	151	151
Seneca Gaming Corp.	04/29/2004	500	501
Simmons Co.	12/10/2003 – 02/25/2004	402	408
Stater Brothers Holdings Inc.	06/09/2004	299	308
Stone Container Finance	07/15/2004 – 07/20/2004	407	405
Telenet Group Holding NV	12/17/2003 – 07/19/2004	533	555
Valmont Industries Inc.	04/29/2004	250	249
Vertis Inc.	05/12/2004	254	256
VWR International Inc.	04/07/2004	450	461
Warner Music Group	04/01/2004 – 04/26/2004	507	480
Wise Metals Group LLC	04/30/2004	502	510

		$27,587	$27,821

The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Total Investment (% of Net Assets)

(Excludes net cash and short-term investments of 52.3%)

Asset-Backed Securities	1.3
Foreign Government Obligations	2.7
Municipal Bonds	3.4
Collateralized Mortgage Obligations	4.8
U.S. Government Obligations	5.0
Corporate Bonds & Notes	5.8
Mortgage Pass-Through	24.7

ASSET-BACKED SECURITIES—1.3%

Principal
Amount		Value
(000s)		(000s)

	Asset Backed Securities Corp Home Equity Loan Trust
	Series 1999-LB1 Cl. A4A
$90	1.820%—06/21/2029[1,2]	$90
	C-Bass Trust
	Series 2004-CB5 Cl. AV1
12,900	1.600%—08/25/2034	12,886
	HFC Home Equity Loan Asset Backed Certificates
	Series 2003-1 Cl. A
5,461	1.770%—10/20/2032[1,2]	5,471
	North Carolina State Education Authority
	Series 2000 Cl. G
751	1.470%—06/01/2009[1,2]	752

TOTAL ASSET-BACKED SECURITIES (Cost $19,212)		19,199

CORPORATE BONDS & NOTES—5.8%

	American Airlines Inc.
	Pass Thru Certificates
	Series 2001-2 Cl. A1
433	6.978%—04/01/2011	428
	Banponce Corp.
2,000	6.750%—12/15/2005[1]	2,103
	CIT Group Inc.
4,000	7.125%—10/15/2004[1]	4,044
	Deutsche Telekom International Finance BV
9,700	8.250%—06/15/2005[1]	10,173
	El Paso CGP Co.
8,000	7.500%—08/15/2006[1]	8,020
7,036	7.420%—02/15/2037[1]	5,453

		13,473

	El Paso Corp. MTN[3]
400	8.050%—10/15/2030	331
	France Telecom SA
7,100	8.200%—03/01/2006[1,4]	7,598
	Gemstone Investors Ltd.
2,100	7.710%—10/31/2004[1,5]	2,126
	General Motors Acceptance Corp. MTN[3]
1,700	5.250%—05/16/2005	1,737
1,200	2.880%—10/20/2005[2]	1,208

		2,945

	Goldman Sachs Group Inc. MTN[3]
8,780	1.980%—07/23/2009[2]	8,804
	Pacific Gas & Electric Co.
14,000	2.300%—04/03/2006[2]	14,007
	PEMEX Project Funding Master Trust
1,000	8.625%—02/01/2022[4]	1,083
	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	37
	Qwest Corp.
2,300	7.500%—06/15/2023	2,047
	Sprint Capital Corp.
4,400	6.000%—01/15/2007[1]	4,630
2,300	6.125%—11/15/2008	2,439

		7,069

	Time Warner Cos. Inc.
450	7.975%—08/15/2004[1]	451
	UFJ Finance Aruba AEC
2,000	6.750%—07/15/2013	2,152
	United Airlines Inc.*
	Pass Thru Certificates
	Series 1993 Cl. C2
3,000	9.060%—06/17/2015[1]	1,364
	Williams Cos. Inc.
5,057	7.875%—09/01/2021[1]	5,133

TOTAL CORPORATE BONDS & NOTES (Cost $83,718)		85,368

COLLATERALIZED MORTGAGE OBLIGATIONS—4.8%

	Bear Stearns Adjustable Rate Mortgage Trust
	Pass Thru Certificates
	Series 2000-2 Cl. A1
599	3.855%—11/25/2030[1,2]	603
	Bear Stearns Adjustable Rate Mortgage Trust REMIC[6]
	Pass Thru Certificates
	Series 2002-8 Cl. 3A
111	6.095%—08/25/2032[1,7]	111
	Series 2002-9 Cl. 2A
332	5.297%—10/25/2032[1,7]	335
	Series 2003-1 Cl. 6A1
3,568	5.120%—04/25/2033[1,7]	3,569

		4,015

	Federal Home Loan Mortgage Corp. REMIC[6]
107	5.500%—03/15/2015	107
194	9.000%—12/15/2020[1]	194
1,338	8.000%—08/15/2022	1,424
87	6.500%—02/15/2023[1,8]	4
17,067	7.000%—10/15/2030[1]	18,177
1,085	1.830%—11/15/2030[1,2]	1,092
16,686	5.000%—04/25/2033[1]	16,539

		37,537

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued

Principal
Amount		Value
(000s)		(000s)

	Federal National Mortgage Association
$12,163	6.000%—07/25/2024	$12,501
1,965	6.500%—12/15/2042[1]	2,062

		14,563

	FHLMC Structured Pass Through Securities
3,780	3.674%—08/15/2032[1,7]	3,785
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
205	6.750%—08/25/2031	210
	IndyMac ARM Trust REMIC[6]
	Series 2001-H2 Cl. A2
229	6.601%—01/25/2032[2]	233
	Merrill Lynch Mortgage Investors Inc. REMIC[6]
	Series 2000-FF1 Cl. A
606	1.750%—01/20/2030[1,2]	607
	PNC Mortgage Securities Corp. REMIC[6]
	Pass Thru Certificates
	Series 1999-4 Cl. 1A8
374	6.200%—06/25/2029[1]	376
	Small Business Administration
	Pass Thru Certificates
	Series 2000-P10 Cl. 1
1,044	7.450%—08/01/2010	1,144
	Series 2001-20A Cl. 1
3,189	6.290%—01/01/2021[1]	3,395
	Series 2003-20I Cl. 1
981	5.130%—09/01/2023	986

		5,525

	Structured Asset Securities Corp. REMIC[6]
	Series 2001-21A Cl. 1A1
883	6.250%—01/25/2032[1,2]	917
	Series 2002-1A Cl. 4A
210	6.106%—02/25/2032[1,2]	212

		1,129

	Washington Mutual REMIC[6]
	Pass Thru Certificates
	Series 2002-AR11 Cl. A1
1,719	5.154%—10/25/2032[1,2]	1,733

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $69,500)		70,316

FOREIGN GOVERNMENT OBLIGATIONS—2.7%

	Federative Republic of Brazil
640	2.063%—04/15/2006[2]	636
5,300	11.500%—03/12/2008[1]	5,830
965	2.125%—04/15/2009[2]	903
470	11.000%—01/11/2012	493

		7,862

	Federative Republic of Brazil—Bearer
2,400	2.063%—04/15/2006[2]	2,385
	Republic of Panama
5,000	9.625%—02/08/2011	5,637
950	9.375%—07/23/2012	1,059
2,530	9.375%—01/16/2023	2,644
500	8.875%—09/30/2027	505

		9,845

	Republic of Peru
4,000	9.125%—01/15/2008	4,420
5,700	9.125%—02/21/2012[1]	5,985
3,000	9.875%—02/06/2015	3,232

		13,637

	United Mexican States
318	1.970%—03/25/2005[2]	318
400	9.875%—02/01/2010	488
200	11.375%—09/15/2016	284
1,100	8.125%—12/30/2019	1,215

		2,305

	United Mexican States MTN[3]
2,460	6.375%—01/16/2013	2,517
1,800	8.000%—09/24/2022	1,931
200	8.300%—08/15/2031	217

		4,665

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $38,185)		40,699

MORTGAGE PASS-THROUGH—24.7%

	Federal Home Loan Mortgage Corp.
1,124	6.000%—07/01/2016[1]	1,176
690	6.000%—09/01/2016[1]	722
5	8.500%—02/01/2017[1]	6
6,173	5.000%—10/01/2018[1]	6,226
188	3.416%—06/01/2024[1,2]	195
58	6.000%—08/01/2028	60
116	6.000%—03/01/2029	120
250	6.000%—06/01/2029[1]	258
107	6.000%—05/01/2030	110
80	6.000%—02/01/2031	82
72	6.000%—09/01/2031	74
168	6.000%—01/01/2032	172
2,185	6.500%—08/01/2032[1]	2,287
6,236	6.000%—02/01/2033[1]	6,405
99	6.000%—04/01/2033	101
5,775	6.000%—12/01/2033[1]	5,930
4,030	6.000%—01/01/2034[1]	4,139
1,113	6.000%—02/01/2034	1,143
2,169	6.000%—03/01/2034	2,227

		31,433

	Federal Housing Authority Project
	221D4 Banco-5
293	7.400%—02/01/2021	295
	221D4 Banco-15
46	7.450%—05/01/2021	46
	221D4 Grey 98-4
3,877	7.450%—05/01/2021	3,912

		4,253

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued

Principal
Amount		Value
(000s)		(000s)

	Federal National Mortgage Association
$9,300	3,000%—10/01/2004[2]	$9,255
2	9.000%—03/01/2005[1]	2
235	9.000%—11/01/2009[1]	254
965	6.000%—04/01/2016	1,010
1,146	6.000%—05/01/2016[1]	1,198
593	6.000%—06/01/2016	621
1,191	6.000%—07/01/2016[1]	1,244
728	6.000%—08/01/2016[1]	761
982	6.000%—10/01/2016	1,028
104	5.500%—11/01/2016	107
1,131	6.000%—11/01/2016[1]	1,184
2,923	5.500%—12/01/2016[1]	3,009
1,121	6.000%—12/01/2016[1]	1,172
2,528	5.500%—01/01/2017[1]	2,604
1,716	5.500%—02/01/2017	1,767
1,178	5.500%—03/01/2017	1,212
2,429	5.500%—04/01/2017	2,501
5,153	6.000%—04/01/2017[1]	5,386
1,366	5.500%—05/01/2017	1,407
2,948	6.000%—05/01/2017[1]	3,081
69	5.500%—06/01/2017	71
47	5.500%—07/01/2017	49
3,644	5.500%—08/01/2017[1]	3,753
136	6.000%—08/01/2017[1]	142
671	5.500%—09/01/2017	691
448	6.000%—09/01/2017[1]	468
19,750	5.500%—10/01/2017[1]	20,340
10,604	5.500%—11/01/2017[1]	10,923
95	5.000%—12/01/2017	96
274	5.500%—12/01/2017	282
1,411	5.000%—01/01/2018[1]	1,425
800	5.500%—01/01/2018	823
2,065	5.000%—02/01/2018[1]	2,084
3,712	5.500%—02/01/2018[1]	3,822
50	5.000%—03/01/2018	50
1,642	5.000%—05/01/2018	1,656
1,580	5.000%—06/01/2018	1,595
6,406	5.000%—07/01/2018[1]	6,464
3,689	5.000%—08/01/2018[1]	3,722
2,091	5.000%—09/01/2018[1]	2,110
8,697	5.000%—10/01/2018[1]	8,776
3,471	5.000%—11/01/2018[1]	3,502
103	6.000%—05/01/2033	106
1,912	5.500%—02/01/2034	1,919
5,873	5.000%—03/01/2034[1]	5,745
5,247	5.500%—03/01/2034	5,267
2,070	5.500%—05/01/2034	2,079
5,876	2.688%—10/01/2040[1,2]	5,967

		132,730

	Federal National Mortgage Association TBA[9]
	August Delivery
88,500	5.000%—08/12/2034	90,057
21,800	5.500%—08/12/2034	21,861

		111,918

	Federal National Mortgage Association TBA[9]
	September Delivery
74,000	5.000%—09/15/2034	71,896
	Government National Mortgage Association II
362	3.375%—03/20/2017[1,2]	362
461	4.750%—08/20/2022[1,2]	465
269	4.750%—09/20/2023[1,2]	272
220	3.375%—05/20/2024[1,2]	220
8	4.750%—07/20/2024[2]	9
606	4.750%—09/20/2024[1,2]	611
236	4.625%—12/20/2024[1,2]	239
270	3.375%—01/20/2025[1,2]	270
261	3.375%—02/20/2025[1,2]	260
103	4.625%—10/20/2025[1,2]	104
282	4.625%—11/20/2025[1,2]	286
67	4.625%—12/20/2026[1,2]	68
509	4.750%—07/20/2027[1,2]	514
1,333	4.000%—11/20/2029[1,2]	1,340
8,063	2.750%—02/20/2032[1,2]	8,002
1,075	3.000%—04/20/2034[2]	1,058
461	3.000%—05/20/2034[2]	454
54	3.000%—06/20/2034[2]	53

		14,587

TOTAL MORTGAGE PASS-THROUGH (Cost $362,418)		366,817

MUNICIPAL BONDS—3.4%

	Charlotte-Mecklenberg Hospital Authority
1,000	5.000%—01/15/2031	991
	Energy Northwest Washington Electric Resources
2,000	5.500%—07/01/2013[1]	2,224
1,600	5.500%—07/01/2014[1]	1,782

		4,006

	Golden State Tobacco Securitization Corp.
3,400	6.250%—06/01/2033[1]	3,093
2,740	6.750%—06/01/2039[1]	2,468
900	7.875%—06/01/2042	920

		6,481

	Massachusetts State Water Resources Authority
1,400	5.000%—08/01/2032	1,392
	New York City Transitional Finance Authority
500	5.000%—11/01/2013	543
	New York State Dormitory Authority
11,675	5.000%—03/15/2027[1]	11,596
	New York State Thruway Authority
10,250	5.250%—04/01/2012[1]	11,373
	Orange County Sanitation District
900	5.000%—02/01/2033	897
	Salt River Project Agricultural Improvement & Power District
7,600	5.000%—01/01/2031[1]	7,626
	State of California
1,000	5.000%—07/01/2009	1,089
	Sussex County NJ Municipal Utilities Authority
3,490	5.000%—12/01/2013[1]	3,807
	University of Texas
1,100	5.000%—08/15/2033	1,090

TOTAL MUNICIPAL BONDS (Cost $51,049)		50,891

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—5.0%

Principal
Amount		Value
(000s)		(000s)

	U.S. Treasury Bonds
$7,995	3.375%—01/15/2007[1,10]	$8,572
32,279	3.875%—01/15/2009[1,10]	36,104
4,270	4.250%—01/15/2010[10]	4,906
10,754	3.500%—01/15/2011[1,10]	11,999
1,171	3.375%—01/15/2012[10]	1,304

		62,885

	U.S. Treasury Notes
11,300	2.750%—07/31/2006	11,320

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $73,752)		74,205

SHORT-TERM INVESTMENTS—66.5%

COMMERCIAL PAPER
	Bank of Ireland
30,400	1.280%—09/08/2004	30,359
3,200	1.395%—09/09/2004	3,195

		33,554

	CDC Commercial Paper Corp.
1,800	1.320%—09/10/2004	1,797
	Danske Corp.
14,500	1.580%—10/29/2004	14,443
	HBOS Treasuries Services plc
19,300	1.095%—08/06/2004	19,297
300	1.250%—08/31/2004	300
1,700	1.320%—10/01/2004	1,696

		21,293

	Stadshypotek Delaware
1,800	1.100%—08/06/2004	1,800
	Svenska Handelsbanken Ab
42,100	1.090%—08/03/2004	42,097
3,500	1.295%—09/24/2004	3,493

		45,590

	Total Fina Elf Capital
8,000	1.310%—08/02/2004	8,000
	UBS Finance Inc. Yrs. 3&4
300	1.240%—08/31/2004	300
3,400	1.385%—09/07/2004	3,395
8,600	1.265%—09/20/2004	8,585
29,100	1.270%—09/23/2004	29,046

		41,326

	Wells Fargo Bank
30,400	1.370%—08/24/2004	30,400

TOTAL COMMERCIAL PAPER		198,203

REPURCHASE AGREEMENT
14,840	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 0.90% collateralized by a U.S. Treasury Bond 6.500% November 15, 2026, market value $15,139 (par value of $12,995)	14,840

U. S. GOVERNMENT AGENCIES
	Federal Home Loan Banks
15,200	1.250%—09/01/2004[1]	15,184
15,224	1.240%—09/03/2004	15,207

		30,391

	Federal Home Loan Mortgage Corp.
15,300	1.055%—08/03/2004[1]	15,299
4,300	1.060%—08/03/2004[1]	4,300
11,300	1.145%—08/06/2004[1]	11,298
15,100	1.120%—08/10/2004[1]	15,096
3,900	1.150%—08/17/2004	3,898
15,200	1.195%—08/17/2004	15,192
15,200	1.079%—08/23/2004	15,188
15,200	1.180%—08/24/2004[1]	15,189
26,700	1.210%—08/31/2004[1]	26,673
15,200	1.215%—08/31/2004[1]	15,185
26,500	1.275%—09/07/2004[1]	26,465
1,400	1.320%—09/07/2004[1]	1,398
2,700	1.200%—09/08/2004	2,697
11,300	1.260%—09/20/2004[1]	11,280
15,200	1.435%—09/21/2004	15,169
15,200	1.280%—09/22/2004	15,172
1,900	1.465%—09/28/2004	1,895
15,200	1.298%—09/30/2004	15,163
15,200	1.300%—09/30/2004	15,167
15,200	1.437%—09/30/2004	15,163
2,700	1.450%—10/05/2004[1]	2,693
5,300	1.470%—10/12/2004	5,284
11,300	1.520%—10/13/2004	11,265
3,600	1.540%—10/18/2004[1]	3,588
9,500	1.560%—10/20/2004	9,467
41,300	1.545%—10/25/2004	41,148
14,500	1.545%—11/10/2004	14,437
15,200	1.537%—11/12/2004	15,133

		359,902

	Federal National Mortgage Association
26,400	1.150%—08/18/2004[1]	26,386
45,600	1.180%—08/25/2004[1]	45,564
26,200	1.215%—09/01/2004[1]	26,173
15,300	1.220%—09/01/2004[1]	15,284
15,200	1.240%—09/01/2004[1]	15,184
15,200	1.250%—09/01/2004[1]	15,184
4,200	1.414%—09/22/2004[1]	4,191
15,200	1.427%—09/22/2004[1]	15,168
38,300	1.435%—09/22/2004[1]	38,220
9,600	1.455%—10/06/2004	9,574
9,000	1.499%—10/20/2004[1]	8,969
13,500	1.530%—10/20/2004[1]	13,454
9,600	1.560%—10/27/2004	9,563
30,100	1.180%—11/01/2004	29,978

		272,892

TOTAL U. S. GOVERNMENT AGENCIES		663,185

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—Continued

Principal
Amount		Value
(000s)		(000s)

U.S. TREASURY BILLS
	U.S. Treasury Bills
$1,470	1.135%—09/02/2004[1]	$1,469
1,250	1.145%—09/02/2004[1]	1,249
30,300	1.246%—09/09/2004	30,259
1,500	1.315%—09/16/2004[1]	1,497
800	1.391%—09/16/2004[1]	799
76,000	1.535%—12/16/2004	75,556

		110,829

TOTAL SHORT-TERM INVESTMENTS (Cost $987,057)		987,057

TOTAL INVESTMENTS—114.2% (Cost $1,684,891)		1,694,552
CASH AND OTHER ASSETS, LESS LIABILITIES—(14.2%)		(210,490)

TOTAL NET ASSETS—100.0%		$1,484,062

FUTURES CONTRACTS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

U. S. Treasury Notes 10 Yr. Futures (Buy)	2,366	$236,600	Sep-04	$6,330
U. S. Treasury Notes 5 Yr. Futures (Buy)	2,460	246,000	Sep-04	3,682
U. S. Treasury Notes 10 Yr. Futures (Buy)	2	200	Dec-04	1
U. S. Treasury Notes 5 Yr. Futures (Buy)	32	3,200	Dec-04	23
Eurodollar Futures (Buy)	58	14,500	Dec-04	29
Eurodollar Futures (Buy)	204	51,000	Jun-05	(273)
Eurodollar Futures (Buy)	165	41,250	Sep-05	(69)
Eurodollar Futures (Buy)	168	42,000	Dec-05	(97)
Eurodollar Futures (Buy)	161	40,250	Mar-05	(35)
Eurodollar Futures (Buy)	19	4,750	Mar-06	(6)
Euribor Futures (Sell)	59	€14,750	Sep-04	17
Euribor Futures (Sell)	63	15,750	Dec-04	59
Euribor Futures (Buy)	210	52,500	Mar-05	—
Japanese Government Bonds 10 Yr. Futures (Buy)	14	¥1,400,000	Sep-04	(27)
United Kingdom 90 Day Libor (Sell)	92	£11,500	Jun-05	1

				$9,635

FOREIGN FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

Brazilian Real (Buy)	$324	$299	Aug-04	$25
Brazilian Real (Buy)	389	369	Sep-04	20
Brazilian Real (Buy)	151	150	Oct-04	1
Chilean Peso (Buy)	428	434	Aug-04	(6)
Chilean Peso (Buy)	376	374	Sep-04	2
Euro (Buy)	14,968	15,026	Aug-04	(58)
Euro (Sell)	40,504	41,641	Aug-04	1,137
Euro (Buy)	19,957	18,574	Sep-04	1,383
Hong Kong Dollar (Buy)	332	333	Aug-04	(1)
Hong Kong Dollar (Buy)	399	399	Sep-04	—
Hong Kong Dollar (Buy)	327	327	Oct-04	—
Indian Rupee (Buy)	568	583	Sep-04	(15)
Japanese Yen (Buy)	19,877	20,486	Aug-04	(609)
Japanese Yen (Sell)	342	245	Aug-04	3
South Korean Won (Buy)	331	325	Aug-04	6

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

				Unrealized
		Aggregate		Appreciation/
	Value	Face Value		(Depreciation)
Currency	(000s)	(000s)	Delivery Date	(000s)

South Korean Won (Buy)	$402	$403	Sep-04	$(1)
South Korean Won (Buy)	323	325	Oct-04	(2)
Mexican Peso (Buy)	154	152	Aug-04	2
Mexican Peso (Buy)	389	389	Sep-04	—
Peruvian Sol (New) (Buy)	333	325	Aug-04	8
Peruvian Sol (New) (Buy)	406	398	Sep-04	8
Russian Ruble (New) (Buy)	325	321	Aug-04	4
Russian Ruble (New) (Buy)	389	387	Sep-04	2
Russian Ruble (New) (Buy)	316	316	Oct-04	—
Singapore Dollar (Buy)	327	328	Aug-04	(1)
Singapore Dollar (Buy)	397	397	Sep-04	—
Singapore Dollar (Buy)	322	322	Oct-04	—
Slovakian Koruna (Buy)	324	321	Aug-04	3
Slovakian Koruna (Buy)	400	402	Sep-04	(2)
Taiwan Dollar (New) (Buy)	324	328	Aug-04	(4)
Taiwan Dollar (New) (Buy)	391	395	Sep-04	(4)
South African Rand (Buy)	350	321	Aug-04	29
South African Rand (Sell)	351	355	Aug-04	4
South African Rand (Buy)	434	420	Sep-04	14
South African Rand (Sell)	433	439	Sep-04	6

				$1,954

SWAP AGREEMENTS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

			Unrealized
			Appreciation/
Par Value			(Depreciation)
(000s)	Description	Counterparty	(000s)

€9,100	To make or receive semi-annual payments through 03/15/2017 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	Goldman Sachs Capital Markets New York	$212
1,200	To make or receive semi-annual payments through 03/15/2017 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	J.P. Morgan Securities	29
4,500	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	J.P. Morgan Securities	105
3,200	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	UBS Warburg AG	57
12,300	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 6.000% over (B) the 10 year floating rate adjusted every six months based upon the EUR-EURIBOR-Telerate.	J.P. Morgan Securities	77
£1,600	To make or receive semi-annual payments through 03/15/2017 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS Warburg AG	(3)
4,100	To make or receive semi-annual payments through 03/15/2017 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	Goldman Sachs Capital Markets New York	13
800	To make or receive semi-annual payments through 03/15/2017 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	J.P. Morgan Securities	(1)
2,400	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	J.P. Morgan Securities	—
1,900	To make or receive semi-annual payments through 03/15/2032 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS Warburg AG	(18)
6,800	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	Barclays Bank plc	(58)

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

			Unrealized
			Appreciation/
Par Value			(Depreciation)
(000s)	Description	Counterparty	(000s)

£1,800	To make or receive semi-annual payments through 06/18/2034 based on the difference between (A) the 10 year fixed interest rate of 5.000% over (B) the 10 year floating rate adjusted every six months based upon the GBP-LIBOR-BBA.	UBS Warburg AG	$(4)
¥660,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	Morgan Stanley Capital Services	41
1,125,000	To make or receive semi-annual payments through 06/15/2012 based on the difference between (A) the 10 year fixed interest rate of 2.000% over (B) the 10 year floating rate adjusted every six months based upon the JPY-LIBOR-BBA.	UBS Warburg AG	(5)
$48,200	To make or receive semi-annual payments through 12/15/2006 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Barclays Bank plc	201
8,200	To make or receive semi-annual payments through 12/15/2006 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	UBS Warburg AG	43
139,900	To make or receive semi-annual payments through 12/15/2009 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Barclays Bank plc	52
134,700	To make or receive semi-annual payments through 12/15/2009 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	Bank of America N.A.	2,463
229,800	To make or receive semi-annual payments through 12/15/2009 based on the difference between (A) the 10 year fixed interest rate of 4.000% over (B) the 10 year floating rate adjusted every three months based upon the USD-LIBOR-BBA.	UBS Warburg AG	1,086

			$4,290

TBA COMMITMENTS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

	Principal
	Amount	Coupon		Value
Description	(000s)	Rate	Delivery Date	(000s)

Federal National Mortgage Association (proceeds receivable $72,034)	$74,000	5.0%	Aug-04	$75,919

WRITTEN OPTIONS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

	Number of	Strike		Value
Description	Shares/Contracts	Price	Expiration Date	(000s)

U. S. Treasury Notes 10 Yr. Futures (Put)	132	$108.00	Aug-04	$19
U. S. Treasury Notes 10 Yr. Futures (Put)	184	105.00	Aug-04	3
U. S. Treasury Notes 5 Yr. Futures (Put)	66	107.50	Aug-04	5
U. S. Treasury Notes 10 Yr. Futures (Call)	284	115.00	Aug-04	4
U. S. Treasury Notes 10 Yr. Futures (Call)	12	114.00	Aug-04	1
U. S. Treasury Notes 10 Yr. Futures (Call)	74	111.00	Aug-04	52
U. S. Treasury Notes 5 Yr. Futures (Call)	44	111.50	Aug-04	1
U. S. Treasury Notes 5 Yr. Futures (Call)	184	110.00	Aug-04	233
Swap Option (Call)	6,600,000	3.80	Oct-04	1
Swap Option—3 Mo. Libor (Put)	21,100,000	5.97	Oct-04	2
Swap Option—3 Mo. Libor (Put)	5,500,000	6.00	Oct-04	1
Swap Option—3 Mo. Libor (Call)	5,500,000	6.00	Oct-04	423
Swap Option—3 Mo. Libor (Call)	21,100,000	5.97	Oct-04	1,620

Written options outstanding, at value (premiums received of $2,923)				$2,365

FIXED INCOME

Harbor Bond Fund
PORTFOLIO OF INVESTMENTS—Continued

FIXED INCOME INVESTMENTS SOLD SHORT OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

Par Value		Value
(000s)	Security	(000s)

$50,600	United States Treasury Bonds	$54,469
11,600	United States Treasury Notes	11,659

	Fixed Income Investments Sold Short, at value (proceeds $65,567)	$66,128

1	At July 31, 2004, securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options, TBA commitments and investments sold short. The securities pledged had an aggregate market value of $738,050.

2	Floating rate security. The stated rate represents the rate in effect at July 31, 2004.

3	MTN after the name of a security stands for Medium Term Note.

4	Step coupon security.

5	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of this security. This security is priced by an independent pricing service selected by the adviser (Harbor Capital Advisors) and is considered to be liquid under procedures established by the Board of Trustees. At July 31, 2004, this security was valued at $2,126 or 0.14% of net assets, as shown below:

		Cost	Value
Security	Acquisition Date	(000s)	(000s)

Gemstone Investors Ltd.	05/08/2002	$2,102	$2,126

6	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

7	Variable rate security. The stated rate represents the rate in effect at July 31, 2004.

8	Interest only (IO) securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These are subject to the risk of accelerated principal paydowns. The amount represents the notional amount on which current interest is calculated.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments settled after July 31, 2004. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date.

10	Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

*	Security in default.

€	Euro.

£	British Pound.

¥	Japanese Yen.

The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 0.3%)

U.S. Government Obligations	14.1
Collateralized Mortgage Obligations	15.6
Asset-Backed Securities	70.0

ASSET-BACKED SECURITIES—70.0%

Principal
Amount		Value
(000s)		(000s)

	Ameriquest Mortgage Securities Inc. Pass Thru Certificates Series 2001-3 Cl. M1
$1,354	2.430%—02/25/2032[1,2]	$1,361
	Bank One Issuance Trust Series 2002-A2 Cl. A2
2,500	4.160%—01/15/2008[1]	2,539
	Series 2002-A4 Cl. A4
3,215	2.940%—06/16/2008[1]	3,231

		5,770

	Capital Auto Receivables Asset Trust Series 2002-3 Cl. A3
3,031	3.580%—10/16/2006[1]	3,067
	Capital One Master Trust Series 2000-2 Cl. B
2,000	7.350%—08/15/2008[1]	2,081
	Centex Home Equity Loan Trust Series 2002-C Cl. AF3
1,306	3.560%—06/25/2025[1]	1,310
	Series 2001-C Cl. A4
1,866	5.390%—02/25/2030	1,883

		3,193

	Chase Funding Loan Acquisition Trust Series 2001-AD1 Cl. 1A4
1,266	5.392%—05/25/2028	1,267
	Chase Manhattan Auto Owner Trust Series 2002-A Cl. A4
2,420	4.240%—09/15/2008[1]	2,456
	Citibank Credit Card Issuance Trust Series 2002-A3 Cl. A3
2,500	4.400%—05/15/2007	2,544
	Series 2000-A1 Cl. A1
2,570	6.900%—10/15/2007[1]	2,703

		5,247

	Contimortgage Home Equity Trust Pass Thru Certificates Series 1996-4 Cl. A10
1,008	1.860%—01/15/2028[1,2]	1,008
	First Franklin Mortgage Loan Asset Backed Certificates Series 2002-FF4 Cl. 2A2
1,327	2.800%—02/25/2033[1,2]	1,333
	Fleet Credit Card Master Trust II Series 2000-C Cl. A
2,500	7.020%—02/15/2008	2,621
	Series 2002-C Cl. A
2,435	2.750%—04/15/2008	2,442

		5,063

	Ford Credit Auto Owner Trust Series 2002-C Cl. A4
3,000	3.790%—09/15/2006[1]	3,038
	Series 2002-D Cl. A4A
2,805	3.130%—11/15/2006	2,826

		5,864

	Harley-Davidson Motorcycle Trust Series 2001-2 Cl. A2
1,741	4.720%—06/15/2009	1,775
	Honda Auto Receivables Owner Trust Series 2002-3 Cl. A4
2,250	3.610%—12/18/2007	2,277
	Illinois Power Special Purpose Trust Series 1998-1 Cl. A5
2,308	5.380%—06/25/2007[1]	2,346
	Long Beach Mortgage Loan Trust Series 2001-2 Cl. M1
2,000	2.010%—07/25/2031[1,2]	2,004
	MBNA Credit Card Master Note Trust Series 2002-A6 Cl. A6
2,585	3.900%—11/15/2007	2,622
	MBNA Master Credit Card Trust USA Series 2000-1 Cl. A
2,500	6.900%—01/15/2008	2,617
	Series 1995-C Cl. A
2,500	6.450%—02/15/2008	2,591

		5,208

	MMCA Automobile Trust Series 2002-3 Cl. A4
1,250	3.570%—08/17/2009[1]	1,258
	Nissan Auto Receivables Owner Trust Series 2004-A Cl. A2
2,000	1.400%—07/17/2006	1,992
	Oncor Electricity Delivery Transition Bond Co. Series 2003-1 Cl. A1
2,313	2.260%—02/15/2009	2,306
	PECO Energy Transition Trust Series 1999-A Cl. A4
2,112	5.800%—03/01/2007	2,147
	Permanent Financing plc Series 2 Cl. A
2,200	4.200%—06/10/2007[1,2]	2,230
	PP&L Transition Bond Co. LLC Series 1999-1 Cl. A6
2,500	6.960%—12/26/2007	2,614
	Residential Asset Securities Corp. Series 1999-KS2 Cl. AI7
1,341	7.390%—06/25/2028[1]	1,362
	Series 2000-KS3 Cl. AI4
185	8.035%—09/25/2028[1]	185
	Series 2001-KS3 Cl. MII1
2,000	2.000%—09/25/2031[1,2]	2,003

		3,550

	Residential Funding Mortgage Securities II Series 2003-HS2 Cl. AIIB
1,585	1.700%—06/25/2028[1,2]	1,586
	Saxon Asset Securities Trust Series 1999-2 Cl. MV2
450	2.400%—05/25/2029[1,2]	451
	Series 2003-1 Cl. AF2
1,517	2.390%—06/25/2033	1,517

		1,968

FIXED INCOME

Harbor Short Duration Fund
PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued

Principal
Amount		Value
(000s)		(000s)

	Standard Credit Card Master Trust Series 1995-9 Cl. A
$2,000	6.550%—10/07/2007	$2,094
	Structured Asset Securities Corp. Series 2002-1A Cl. 2A1
875	2.557%—02/25/2032[1,2]	882
	USAA Auto Owner Trust Series 2003-1 Cl. A3
2,340	1.580%—06/15/2007[1]	2,326
	Vanderbilt Mortgage Finance Series 2002-C Cl. A1F
899	2.550%—01/07/2010[1]	899
	WFS Financial Owner Trust Series 2004-1 Cl. A2
2,476	1.510%—07/20/2007	2,469
	Whole Auto Loan Trust Series 2003-1 Cl. A3A
2,000	1.840%—10/15/2006	1,992

TOTAL ASSET-BACKED SECURITIES (Cost $84,543)		84,255

COLLATERALIZED MORTGAGE OBLIGATIONS—15.6%

	Bank American Mortgage Securities Inc. Pass Thru Certificates Series 2003-1 Cl. 1A4
652	5.000%—02/25/2033[1]	655
	Federal Home Loan Banks
10,000	2.125%—07/21/2005[1]	9,986
	Federal Home Loan Mortgage Corp.
553	6.500%—02/15/2023[1]	560
928	6.500%—04/15/2027[1]	941
2,737	4.800%—02/15/2029[1]	2,760

		4,261

	Federal National Mortgage Association Series 2002-W6 Cl. 1A3
460	4.320%—11/25/2034[1]	460
	Harborview Mortgage Loan Trust Series 2001-1 Cl. B2
260	7.000%—02/19/2031[1,3]	260
	Washington Mutual Series 2002-AR4 Cl. A8
1,261	5.500%—04/26/2032[3]	1,269
	Washington Mutual Mortgage Securities Corp. Pass Thru Certificates Series 2002-MS6 Cl. B1
952	6.290%—10/25/2032[3]	992
	Wells Fargo Mortgage Backed Securities Trust Pass Thru Certificates Series 2003-1 Cl. 2A1
839	5.000%—02/25/2033[1]	841

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,809)		18,724

U.S. GOVERNMENT OBLIGATIONS—14.1%

(Cost $16,887)
U.S. Treasury Notes
17,000	1.625%—09/30/2005[4]	16,901

SHORT-TERM INVESTMENTS—7.5%

REPURCHASE AGREEMENT
221	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 1.18% collateralized by a U.S. Treasury Bond 6.125% August 15, 2029, market value $227 (par value of $200)	221

U.S. TREASURY BILLS
	U.S. Treasury Bills
100	0.000%—01/13/2005	99

Shares

SECURITIES LENDING COLLATERAL
	State Street Navigator Securities Lending
8,761,250	Prime Portfolio 1.28%	8,761

TOTAL SHORT-TERM INVESTMENTS (Cost $9,081)		9,081

TOTAL INVESTMENTS—107.2% (Cost $129,320)		128,961
CASH AND OTHER ASSETS, LESS LIABILITIES—(7.2%)		(8,665)

TOTAL NET ASSETS—100.0%		$120,296

FUTURES CONTRACTS OPEN AT JULY 31, 2004 WERE AS FOLLOWS:

				Unrealized
		Aggregate		Appreciation/
	Number of	Face Value		(Depreciation)
Description	Contracts	(000s)	Expiration Date	(000s)

Eurodollar Futures (Buy)	20	$5,000	Dec-04	$(7)
Eurodollar Futures (Sell)	20	5,000	Dec-05	18

				$11

1	At July 31, 2004, securities held by the Fund were pledged to cover margin requirements for open future contracts. The securities pledged had an aggregate market value of $59,414.
2	Floating rate security. The stated rate represents the rate in effect at July 31, 2004.
3	Variable rate security. The stated rate represents the rate in effect at July 31, 2004.
4	A portion or all of this security is out on loan at July 31, 2004.

The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Money Market Fund
PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.0%)

Repurchase Agreement	0.5
U.S. Government Obligations	2.7
Asset-Backed Securities	8.2
Bank Obligations	9.4
U.S. Government Agencies	26.7
Commercial Paper	52.5

ASSET-BACKED SECURITIES—8.2%

Principal
Amount		Value
(000s)		(000s)

	BMW Vehicle Owner Trust
$2,094	1.180%—05/25/2005	$2,091
	Honda Auto Receivables
2,187	1.630%—07/15/2005	2,187
	John Deere Owner Trust
1,978	1.140%—05/13/2005	1,974
	USAA Auto Owner Trust
3,000	1.660%—07/15/2005	3,000

TOTAL ASSET-BACKED SECURITIES (Cost $9,252)		9,252

BANK OBLIGATIONS—9.4%

	Bank of Montreal
5,500	1.140%—08/11/2004	5,500
	State Street Corp.
5,000	1.340%—08/25/2004	5,000

TOTAL BANK OBLIGATIONS (Cost $10,500)		10,500

COMMERCIAL PAPER—52.5%

	ABN Amro North America
5,000	1.060%—09/07/2004	4,995
	ANZ Inc.
5,000	1.500%—09/30/2004	4,987
	Barclays US Fund
5,000	1.265%—08/03/2004	5,000
	BMW Capital Corp.
2,500	1.320%—08/02/2004	2,500
	CBA Finance Inc.
5,500	1.280%—08/12/2004	5,498
	Danske Corp.
5,500	1.270%—09/17/2004	5,491
	Lloyds Bank plc
5,000	1.260%—08/11/2004	4,998
	Societe Generale North America Inc.
5,500	1.480%—10/05/2004	5,485
	Svenska Handelsbanken Ab
5,500	1.200%—08/23/2004	5,496
	UBS Finance Inc.
4,000	1.320%—08/02/2004	4,000
	Wells Fargo & Co.
5,500	1.250%—08/04/2004	5,499
	Westpac Capital Corp. Yrs. 1&2
5,000	1.050%—08/18/2004	4,998

TOTAL COMMERCIAL PAPER (Cost $58,947)		58,947

U.S. GOVERNMENT AGENCIES—26.7%

	Federal Home Loan Banks
7,000	1.520%—12/01/2004	6,964
	Federal Home Loan Mortgage Corp.
5,000	1.020%—08/11/2004	4,999
5,000	1.050%—08/17/2004	4,998

		9,997

	Federal National Mortgage Association
8,000	1.230%—08/18/2004	7,995
5,000	1.430%—09/20/2004	4,990

		12,985

TOTAL U.S. GOVERNMENT AGENCIES (Cost $29,946)		29,946

U.S. GOVERNMENT OBLIGATIONS—2.7%

(Cost $3,002)
U.S. Treasury Notes
3,000	1.625%—04/30/2005	3,002

REPURCHASE AGREEMENT—0.5%

(Cost $554)
554	Repurchase Agreement with State Street Corp. dated July 30, 2004 due August 2, 2004 at 1.18% collateralized by a U.S. Treasury Note 5.000% August 15, 2011, market value $569 (par value of $530)	554

TOTAL INVESTMENTS—100.0% (Cost $112,201)[1]		112,201
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(32)

TOTAL NET ASSETS—100.0%		$112,169

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the portfolio of investments.

FIXED INCOME

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—July 31, 2004 (Unaudited)

(Currency in Thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

      Equity securities are valued at the last sale price on a national exchange or the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system or, in the case of unlisted securities or listed securities for which there were no sales on the valuation day, the mean between the closing bid and asked price. Securities listed or traded on foreign exchanges are valued at the last sale price on a national exchange on the valuation day, or if no sale occurs, at the official bid price as determined as of the close of the primary exchange.

      Except for Harbor Money Market Fund, debt securities, other than short-term securities with a remaining maturity of less than sixty days, are valued at prices furnished by a pricing service selected by Harbor Capital Advisors, Inc. (the “Adviser”). The pricing service determines valuations for normal institutional-size trading units of such debt securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term securities with a remaining maturity of less than sixty days are stated at amortized cost which approximates value.

      When reliable market quotations are not readily available or when market quotations do not accurately reflect fair value, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. A Fund may use fair-value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations or official closing prices for the same securities which means the Fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

      For the Funds which invest primarily in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any given day in an accounting period.

      Securities of Harbor Money Market Fund are valued utilizing the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, and the Fund’s Rule 2a-7 procedures.

Futures Contracts

      To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Growth Fund and Harbor International Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the last sale price on the exchange on which such futures are principally traded.

      A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

      Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor Large Cap Value Fund and

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currencies. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Bond Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Options contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or hedge other fund investments.

      When a Fund purchases an option, the premium paid by the Fund is included as an investment and subsequently “marked-to-market” to reflect the option’s current market value. Purchased options are valued at the last sale price on the market on which they are principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

      Written options are valued at the last sale price or, in the absence of a sale, the last offering price on the market on which they are principally traded. If an option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

      The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

Swap Agreements

      To the extent permitted under their respective investment policies, Harbor Capital Appreciation Fund, Harbor Bond Fund and Harbor Short Duration Fund may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one investment for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Fund may also enter into interest rate swap agreements which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Interest rate swaps are “marked-to-market” daily.

      Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

TBA/When-Issued Purchase Commitments

      Harbor Bond Fund may enter into TBA (to be announced) and when-issued purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price for a TBA has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The price of a when-issued security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated.

      The Fund holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. TBA and when-issued purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Unsettled TBA and when-issued purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above.

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

      Although the Fund will generally enter into TBA and when-issued purchase commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to settlement if the Fund’s Subadviser deems it appropriate to do so.

TBA Sale Commitments

      Harbor Bond Fund may enter into TBA sale commitments to hedge portfolio positions or to sell mortgage-backed securities owned under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The contract is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date on which the commitment was entered.

Short Sales

      Each Fund, except Harbor International Fund, Harbor International Growth Fund and Harbor Money Market Fund, may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, it will maintain a segregated account of cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of a security.

Foreign Forward Currency Contracts

      Consistent with its investment policies, each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against either specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service. The contract is “marked-to-market” daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Repurchase Agreements

      Each Fund may enter into repurchase agreements with certain banks and broker dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Trust’s custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. The value of the underlying assets at the time of purchase is required to be at least equal to the repurchase price to protect the Fund in the event of default by the seller.

Securities Lending

      Certain Funds may engage in securities lending. The loans are secured by collateral at least as equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Prime Portfolio. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in

Harbor Fund
NOTES TO PORTFOLIO OF INVESTMENTS—Continued

(Currency in Thousands)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES—Continued

recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The market value of securities loaned, and related collateral for securities on loan, at July 31, 2004, by Fund, were as follows:

	Market Value of	Collateral for
Fund	Securities on Loan	Securities on Loan

Harbor Capital Appreciation Fund	$174,116	$178,001
Harbor Mid Cap Growth Fund	7,136	7,308
Harbor Large Cap Value Fund	13,402	13,592
Harbor Mid Cap Value Fund	582	589
Harbor Small Cap Value Fund	96,044	97,974
Harbor Short Duration Fund	8,596	8,761

NOTE 2—TAX INFORMATION

      The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2004 were as follows:

		Gross Unrealized		Net Unrealized
				Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)

HARBOR DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	$5,731,296	904,585	(111,301)	793,284
Harbor Mid Cap Growth Fund	54,486	3,855	(3,361)	494
Harbor Small Cap Growth Fund	624,978	135,866	(41,292)	94,574
Harbor Large Cap Value Fund	319,146	43,346	(5,360)	37,986
Harbor Mid Cap Value Fund	9,589	1,123	(375)	748
Harbor Small Cap Value Fund	429,520	55,125	(8,585)	46,540
HARBOR INTERNATIONAL EQUITY FUNDS
Harbor International Fund	4,765,925	2,253,820	(47,326)	2,206,494
Harbor International Growth Fund	140,159	4,683	(7,641)	(2,958)
HARBOR FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	93,318	2,839	(862)	1,977
Harbor Bond Fund	1,684,891	14,268	(4,607)	9,661
Harbor Short Duration Fund	129,320	86	(445)	(359)

TRUSTEES AND OFFICERS	SHAREHOLDER SERVICING AGENT

David G. Van Hooser

Howard P. Colhoun

John P. Gould

Rodger F. Smith

Constance L. Souders

Karen B. Wasil

INVESTMENT ADVISER

Harbor Capital Advisors, Inc.
One SeaGate
Toledo, OH 43666

DISTRIBUTOR AND PRINCIPAL UNDERWRITER

HCA Securities, Inc.
One SeaGate
Toledo, OH 43666
(419) 249-2900	Chairman, President and Trustee Trustee Trustee Trustee Vice President and Treasurer Secretary	Harbor Transfer, Inc.
P.O. Box 10048
Toledo, Ohio 43699-0048
1-800-422-1050

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109

One SeaGate

Toledo, Ohio 43666
1-800-422-1050
www.harborfund.com

09/2004
recycled paper

N-Q EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.CERT1	Certification of David G. Van Hooser, Principal Executive Officer, Chairman, President and Trustee
EX-99.CERT2	Certification of Constance L. Sounders, Principal Financial and Accounting Officer